                                                             N U V E E N
                                                                   Investments

--------------------------------------------------------------------------------
Nuveen Municipal Bond Funds
--------------------------------------------------------------------------------
                                   Semiannual Report dated November 30, 2002
                                   ---------------------------------------------

Dependable, tax-free income because It's not what you earn, it's what you keep.(R)
--------------------------------------------------------------------------------

                                    [PHOTOS APPEAR HERE]

Nuveen Georgia Municipal Bond Fund
Nuveen Louisiana Municipal Bond Fund
Nuveen North Carolina Municipal Bond Fund
Nuveen Tennessee Municipal Bond Fund

--------------------------------------------------------------------------------
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By registering for online access you can view and save on your computer the Fund
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Must be preceded by or accompanied by a prospectus.

                           -----------------------------------------------------
                           NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

--------------------------------------------------------------------------------
                                                                         [Photo]
Dear Shareholder,

[Photo of Timothy R. Schwertfeger appears here]

"I urge you to consider receiving future Fund reports and other Fund information through the Internet and by e-mail.... see the inside front cover of this report for step-by-step instructions."

Once again, I am pleased to write that during the period covered by this report your Nuveen Fund continued to meet its objective of providing attractive monthly income free from federal income taxes and, where applicable, state income taxes. Detailed information on your Fund's performance can be found in the Portfolio Managers' Comments and on the Fund Spotlight pages within this report. Please take the time to read them.

In addition to providing regular tax-free income, we believe that a municipal bond investment like your Nuveen Fund also may offer opportunities to reduce the risk of your overall investment portfolio. This is because the prices of municipal bonds may move differently than the prices of the common stocks or other investments you may own. Since one part of your portfolio may be going up when another is going down, portfolio diversification may reduce your overall risk. Your financial advisor can explain the advantages of portfolio diversification in more detail. I urge you to contact him or her soon for more information on this important investment strategy.

I also urge you to consider receiving future Fund reports and other Fund information through the Internet and by e-mail rather than in hard copy. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy - see the inside front cover of this report for step-by-step instructions.

For more than 100 years, Nuveen has specialized in offering quality investments such as your Nuveen Fund to those seeking to accumulate and preserve wealth. Our commitment to careful research, constant surveillance and judicious trading by our seasoned portfolio management team has never been stronger. Our mission continues to be to assist you and your financial advisor by offering the investment solutions and services that can help you meet your financial objectives. We thank you for choosing us as a partner as you work toward that goal.

Sincerely,




/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

January 15, 2003




                           Semiannual Report | Page 1

--------------------------------------------------------------------------------
Portfolio Managers' Comments

In the following Q&A, portfolio managers Tom O'Shaughnessy, Tom Futrell, and Rick Huber examine economic and market conditions, key investment strategies, and the performance of Funds. Tom O'Shaughnessy, who has managed the Georgia Fund since 1998 and the North Carolina Fund since 1995, has 20 years of investment experience with Nuveen. Tom Futrell has 19 years of investment experience with Nuveen and has been managing the Louisiana Fund since 2002. Rick has 17 years of investment industry experience and has been managing the Tennessee Fund since 1998.

(In January 2003, as part of a general realignment of portfolio management assignments, Rick Huber assumed primary management responsibility for these Georgia, Louisiana and North Carolina Funds. There were no changes in the investment objectives or general strategies of these Funds.)

--------------------------------------------------------------------------------

Q. What factors had the greatest influence on the U.S. economy and the state municipal markets during the reporting period?

A. The economy sent mixed signals during 2002, turning in relatively strong first and third quarter performances, but recording somewhat weaker second quarter results. Consumer spending, fueled by historically low interest rates that drove new home sales and mortgage refinancings, continued to be a positive influence on the economy. However, with continued weakness in both business investment and the stock market, rising unemployment late in the period, and a heightened risk of war in the Middle East, many analysts questioned whether the economy was fully out of the woods. Such fears led the Federal Reserve Board to reduce the federal funds interest rate to 1.25 percent, the lowest level since 1961.

Many investors continued to be attracted to fixed-income securities. Through the first eleven months of 2002, the Investment Company Institute reported that investors added more than $15 billion in net new cash to open-end municipal bond funds, a 22 percent increase over the same time period in 2001. This demand coincided with an increase in municipal bond issuance nationally. Municipal issuance through the first eleven months of 2002 was 27 percent higher than the same period in 2001.

This increased issuance was evident in Tennessee and Louisiana. Tennessee new issuance increased 9 percent through the first eleven months of 2002 compared with the same period in 2001, while Louisiana issuance rose 14 percent. Georgia's issuance increased 43 percent over the first eleven months of 2002, though most of that issuance took place during the first half of the year. North Carolina, bucking the trend, saw its supply of new bonds fall 18 percent during the same period.

Q. How did the Funds perform during the twelve months ended November 30, 2002?

A. The accompanying chart provides performance information for these Nuveen Funds (Class A shares at net asset value) for the year ended November 30, 2002. The chart also compares each Fund's performance to that of its peers (as measured by its Lipper category average) and to
--------------------------------------------------------------------------------

The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.

                           Semiannual Report | Page 2

Class A Shares --
One-Year Total Returns on NAV as of 11/30/02
--------------------------------------------------------------------------------
Nuveen Georgia Municipal Bond Fund/1/                                      4.99%
Lipper Georgia Municipal Debt Funds category average/2/                    4.95%
Lehman Brothers Municipal Bond Index/3/                                    6.32%
--------------------------------------------------------------------------------
Nuveen Louisiana Municipal Bond Fund/1/                                    5.08%
Lipper Louisiana Municipal Debt Funds category average/2/                  4.99%
Lehman Brothers Municipal Bond Index/3/                                    6.32%
--------------------------------------------------------------------------------
Nuveen North Carolina Municipal Bond Fund/1/                               5.87%
Lipper North Carolina Municipal Debt Funds category average/2/             5.38%
Lehman Brothers Municipal Bond Index/3/                                    6.32%
--------------------------------------------------------------------------------
Nuveen Tennessee Municipal Bond Fund/1/                                    6.09%
Lipper Tennessee Municipal Debt Funds category average/2/                  5.51%
Lehman Brothers Municipal Bond Index/3/                                    6.32%
--------------------------------------------------------------------------------


the overall municipal bond market (as measured by the Lehman Brothers Municipal Bond Index).

The Nuveen Georgia and Louisiana Funds reported total returns for the twelve-month period that were in line with their Lipper peer groups. The North Carolina and Tennessee funds outperformed their peer groups. One major component of this strong performance was the high percentage of AAA and AA rated bonds in each Fund's portfolio. (See the Fund Spotlight pages immediately following this Q&A). General concerns about the pace of the economic recovery and the financial strength of some municipal bond issuers helped many higher quality bonds outperform lower rated bonds over much of 2002. This is reflected in these Funds' total return performances.

Each of the Funds' total returns for this period trailed the national, unmanaged Lehman Index. In addition to issues raised by a national vs. state comparison, another reason for this performance difference between the Lehman Index and the Georgia, North Carolina and Tennessee Funds can be traced to the Funds' durations. Duration measures sensitivity to changes in interest rates. A fund or index with a longer duration normally would be expected to perform better than a fund or index with a shorter duration during a period of generally falling interest rates, as has been the case during much of 2002. As can be seen on the individual Fund Spotlight pages, the durations of these three Nuveen Funds ranged from 6.75 to 8.34 as of November 30, 2002, compared with 8.04 for the Lehman Brothers Municipal Bond Index. While the Louisiana Fund had a slightly longer duration than the Lehman Index as of the end of the reporting period, the Fund's return was affected by the relatively weak performance of some tobacco settlement-backed bonds.

Q. What strategies did you use to manage the Funds during the reporting period?

A. Our overall management strategy over the six months since our last report was relatively consistent with the longer-term strategy we've been employing for several years. For each state, we continued to concentrate on identifying municipal bonds that, in our opinion, enhanced the Funds' dividend-paying capabilities, helped

--------------------------------------------------------------------------------
1 Performance is for Class A shares only as of the date indicated. Current performance for this or other share classes may be more or less than the results shown. Past performance is no guarantee of future results.

2 For each state, the Lipper average shown represents the average total return for all reporting funds for the year ended November 30, 2002. As of that date, the Lipper averages included 27 Georgia funds, 13 Louisiana funds, 25 North Carolina funds and 14 Tennessee funds. All returns assume reinvestment of dividends and do not reflect any sales charges.

3 The Lehman Brothers Municipal Bond Index consists of a broad range of investment-grade municipal bonds and its performance does not reflect any initial or ongoing charges or expenses. You cannot invest directly in the Index.

                           Semiannual Report | Page 3
diversify the Funds' holdings or improved the Funds' overall call protection.

In addition, we tried to take advantage of several state-by-state opportunities.

Georgia

During the latter half of 2002, Georgia offered relatively few attractive new municipal bonds. Accordingly, we added relatively few new issues to the portfolio during the past six months.

Our overall goals were to make the portfolio more defensive and manage its overall risk. To that end, we sought to increase diversification while decreasing the percentage of assets invested in any single security. In addition, we also sold bonds whose credit quality had, in our opinion, deteriorated, and we reinvested the proceeds in higher-quality bonds. As of the end of the reporting period, 69 percent of the Georgia Fund's portfolio was invested in AAA-rated and/or U.S. guaranteed securities.

Another risk reduction strategy was to reduce the Fund's duration to try to make it less vulnerable to a future rise in interest rates. During the past six months, we lowered the Georgia Fund's duration considerably, from 8.59 to 7.29. With the state and its municipalities experiencing some weakening in economic conditions, we believed that such a risk reduction approach was prudent.

Louisiana

The increased supply of municipal securities available in Louisiana during the reporting period did not necessarily make it easier to select securities to add to the Fund. Much of the issuance had maturities of 10 to 15 years. We preferred to invest in slightly longer bonds, those maturing in approximately 15 to 20 years, because we believed they provided more value without a significant increase in risk.

As a result, we did not make a large number of trades during the period. Our focus was primarily on staying fully invested and seeking ways to improve the Fund's dividend-paying capabilities and return potential.

A significant portion of the Louisiana issuance available during the period was backed by the master settlement between the states and the major tobacco companies. Many of these tobacco-backed bonds were priced too high in our opinion, but we did invest in a few selected opportunities. As noted earlier, some of these issues did not perform as we thought they would,in part because their supply outpaced investors' demand. We believe this supply-demand imbalance is now largely behind us, and we expect these issues to perform better going forward.

North Carolina

As in Georgia, attractive new municipal bonds in North Carolina were relatively difficult to find for much of the reporting period. When bonds did become available,we focused on maintaining high credit quality. As the state began to experience some economic pressure, Moody's downgraded its credit rating. In this environment, we believed that a risk management emphasis was prudent.

As a result, we looked to increase the Fund's diversification while we sold bonds whose credit situation had deteriorated. When we could, we looked to reinvest the proceeds in higher-quality municipal bonds. As of the end of the reporting period, 36 percent of the North Carolina Fund's portfolio was invested in AAA/U.S. guaranteed bonds and 44 percent were invested in AA bonds.

                           Semiannual Report | Page 4

Tennessee

While the prices of many bonds rose throughout the period, those backed by corporations or in economically sensitive sectors generally did not fare as well. Throughout the reporting period, we sought to reduce our exposure to these types of bonds and reinvest the proceeds into bonds with better prospects. At the end of the reporting period,50 percent of the Tennessee Fund's portfolio was invested in bonds rated AAA/U.S. guaranteed, up from 45 percent six months earlier.

In addition,we kept an eye on overall call exposure, trying to minimize the effect on performance and dividends that could result from higher coupon bonds being redeemed prior to their maturity dates. Whenever possible, we sold bonds whose call dates were approaching and, in their place, bought bonds with extended call protection that would help maintain the Fund's income stream.

In addition, with interest rates at historically low levels, we sought to reduce the impact that a future rise in rates might have on the Fund. Accordingly, we shortened the Fund's duration to 6.75 as of the end of the reporting period from
7.77 at the beginning of the period. To accomplish this goal, we sold some longer-maturity bonds and reinvested the proceeds in shorter-maturity securities. In addition, we sold some of the Fund's zero-coupon bonds, which are highly sensitive to changes in interest rates.

Q. What is your outlook for the municipal market and the Funds?

A. We are looking for the economy to continue to improve over next year, but probably not at the rate that some now predict. While each of these states face considerable financial challenges, we believe they are all positioned to benefit from any improvement in the national economic picture.

Whatever happens, we expect to make few changes in our basic approach to managing these portfolios. We will continue to make changes, such as improving call protection as new bonds become available, but we generally are comfortable with how the Funds are positioned. As always, we will seek to manage the Funds' risk and continue using the capabilities of Nuveen research analysts to search for bonds that, in our opinion, offer the most value to our shareholders.

                           Semiannual Report | Page 5

-------------------------------------------------------------------------------
Fund Spotlight as of 11/30/02                Nuveen Georgia Municipal Bond Fund
===============================================================================
Quick Facts

                           A Shares       B Shares       C Shares      R Shares
-------------------------------------------------------------------------------
NAV                          $10.87         $10.89         $10.84        $10.84
-------------------------------------------------------------------------------
Latest Monthly Dividend/1/  $0.0410        $0.0340        $0.0360       $0.0425
-------------------------------------------------------------------------------
Inception Date                 3/86           2/97           1/94          2/97
-------------------------------------------------------------------------------

Average Annual Total Returns
as of 11/30/02/2/
A Shares                                NAV                               Offer
-------------------------------------------------------------------------------
1-Year                                4.99%                               0.54%
-------------------------------------------------------------------------------
5-Year                                4.69%                               3.79%
-------------------------------------------------------------------------------
10-Year                               5.97%                               5.52%
-------------------------------------------------------------------------------

B Shares                           w/o CDSC                              w/CDSC
-------------------------------------------------------------------------------
1-Year                                4.17%                               0.17%
-------------------------------------------------------------------------------
5-Year                                3.92%                               3.75%
-------------------------------------------------------------------------------
10-Year                               5.44%                               5.44%
-------------------------------------------------------------------------------

C Shares                                NAV
-------------------------------------------------------------------------------
1-Year                                4.32%
-------------------------------------------------------------------------------
5-Year                                4.12%
-------------------------------------------------------------------------------
10-Year                               5.36%
-------------------------------------------------------------------------------

R Shares                                NAV
-------------------------------------------------------------------------------
1-Year                                5.17%
-------------------------------------------------------------------------------
5-Year                                4.92%
-------------------------------------------------------------------------------
10-Year                               6.06%
-------------------------------------------------------------------------------

Tax-Free Yields
A Shares                                NAV                               Offer
-------------------------------------------------------------------------------
Market Yield                          4.53%                               4.34%
-------------------------------------------------------------------------------
SEC 30-Day Yield                      3.71%                               3.55%
-------------------------------------------------------------------------------
Taxable-Equivalent Yield/3/           5.62%                               5.38%
-------------------------------------------------------------------------------

B Shares                                NAV
-------------------------------------------------------------------------------
Market Yield                          3.75%
-------------------------------------------------------------------------------
SEC 30-Day Yield                      3.12%
-------------------------------------------------------------------------------
Taxable-Equivalent Yield/3/           4.73%
-------------------------------------------------------------------------------

C Shares                                NAV
-------------------------------------------------------------------------------
Market Yield                          3.99%
-------------------------------------------------------------------------------
SEC 30-Day Yield                      3.32%
-------------------------------------------------------------------------------
Taxable-Equivalent Yield/3/           5.03%
-------------------------------------------------------------------------------

R Shares                                NAV
-------------------------------------------------------------------------------
Market Yield                          4.70%
-------------------------------------------------------------------------------
SEC 30-Day Yield                      4.08%
-------------------------------------------------------------------------------
Taxable-Equivalent Yield/3/           6.18%
-------------------------------------------------------------------------------

Average Annual Total Returns
as of 9/30/02/2/
A Shares                                NAV                               Offer
-------------------------------------------------------------------------------
1-Year                                7.91%                               3.37%
-------------------------------------------------------------------------------
5-Year                                5.53%                               4.63%
-------------------------------------------------------------------------------
10-Year                               6.30%                               5.85%
-------------------------------------------------------------------------------

B Shares                           w/o CDSC                              w/CDSC
-------------------------------------------------------------------------------
1-Year                                7.08%                               3.08%
-------------------------------------------------------------------------------
5-Year                                4.75%                               4.59%
-------------------------------------------------------------------------------
10-Year                               5.77%                               5.77%
-------------------------------------------------------------------------------

C Shares                                NAV
-------------------------------------------------------------------------------
1-Year                                7.33%
-------------------------------------------------------------------------------
5-Year                                4.95%
-------------------------------------------------------------------------------
10-Year                               5.70%
-------------------------------------------------------------------------------

R Shares                                NAV
-------------------------------------------------------------------------------
1-Year                                8.11%
-------------------------------------------------------------------------------
5-Year                                5.76%
-------------------------------------------------------------------------------
10-Year                               6.39%
-------------------------------------------------------------------------------

Bond Credit Quality/4/

[PIE CHART APPEARS HERE]

                                      AAA/U.S. Guaranteed                   69%
-------------------------------------------------------------------------------
                                      AA                                    10%
-------------------------------------------------------------------------------
                                      A                                      9%
-------------------------------------------------------------------------------
                                      BBB                                    8%
-------------------------------------------------------------------------------
                                      NR                                     2%
-------------------------------------------------------------------------------
                                      BB or Lower                            2%
-------------------------------------------------------------------------------

Top Five Sectors/4/
Healthcare                                                                  20%
-------------------------------------------------------------------------------
Tax Obligation/Limited                                                      14%
-------------------------------------------------------------------------------
Water and Sewer                                                             11%
-------------------------------------------------------------------------------
Utilities                                                                   10%
-------------------------------------------------------------------------------
Housing/Multifamily                                                          9%
-------------------------------------------------------------------------------

Portfolio Statistics
Net Assets ($000)                                                      $161,306
-------------------------------------------------------------------------------
Average Effective Maturity (Years)                                        20.01
-------------------------------------------------------------------------------
Average Duration                                                           7.29
-------------------------------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income generally is exempt from regular federal income taxes and from state income taxes for Georgia residents. Some income may be subject to state income taxes and to federal or state alternative minimum taxes. Capital gains, if any, are subject to tax.

1 Paid December 2, 2002. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2002.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34%.

4 As a percentage of total holdings as of November 30, 2002. Holdings are subject to change.


                           Semiannual Report | Page 6

--------------------------------------------------------------------------------

Fund Spotlight as of 11/30/02               Nuveen Louisiana Municipal Bond Fund
================================================================================
Quick Facts

                           A Shares   B Shares   C Shares   R Shares
--------------------------------------------------------------------------------
NAV                         $ 11.25    $ 11.24    $ 11.23    $ 11.30
--------------------------------------------------------------------------------
Latest Monthly Dividend /1/ $0.0435    $0.0365    $0.0385    $0.0455
--------------------------------------------------------------------------------
Inception Date                 9/89       2/97       2/94       2/97
--------------------------------------------------------------------------------

Average Annual Total Returns
as of 11/30/02 /2/

A Shares                         NAV     Offer
----------------------------------------------
1-Year                          5.08%    0.69%
----------------------------------------------
5-Year                          4.88%    3.98%
----------------------------------------------
10-Year                         6.26%    5.81%
----------------------------------------------

B Shares                     w/o CDSC   w/CDSC
----------------------------------------------
1-Year                          4.30%    0.30%
----------------------------------------------
5-Year                          4.11%    3.94%
----------------------------------------------
10-Year                         5.72%    5.72%
----------------------------------------------

C Shares                         NAV
----------------------------------------------
1-Year                          4.53%
----------------------------------------------
5-Year                          4.30%
----------------------------------------------
10-Year                         5.67%
----------------------------------------------
R Shares                         NAV
----------------------------------------------
1-Year                          5.57%
----------------------------------------------
5-Year                          5.16%
----------------------------------------------
10-Year                         6.43%
----------------------------------------------

Tax-Free Yields

A Shares                         NAV   Offer
----------------------------------------------
Market Yield                    4.64%    4.45%
----------------------------------------------
SEC 30-Day Yield                3.63%    3.48%
----------------------------------------------
Taxable-Equivalent Yield /3/    5.42%    5.19%
----------------------------------------------

B Shares                          NAV
----------------------------------------------
Market Yield                    3.90%
----------------------------------------------
SEC 30-Day Yield                3.03%
----------------------------------------------
Taxable-Equivalent Yield /3/    4.52%
----------------------------------------------

C Shares                         NAV
----------------------------------------------
Market Yield                    4.11%
----------------------------------------------
SEC 30-Day Yield                3.22%
----------------------------------------------
Taxable-Equivalent Yield /3/    4.81%
----------------------------------------------

R Shares                         NAV
----------------------------------------------
Market Yield                    4.83%
----------------------------------------------
SEC 30-Day Yield                3.99%
----------------------------------------------
Taxable-Equivalent Yield /3/       5.96%
----------------------------------------------

Average Annual Total Returns
as of 9/30/02 /2/

A Shares                         NAV     Offer
----------------------------------------------
1-Year                          8.43%    3.92%
----------------------------------------------
5-Year                          5.81%    4.90%
----------------------------------------------
10-Year                         6.65%    6.19%
----------------------------------------------

B Shares                     w/o CDSC   w/CDSC
----------------------------------------------
1-Year                          7.54%    3.54%
----------------------------------------------
5-Year                          5.04%    4.87%
----------------------------------------------
10-Year                         6.11%    6.11%
----------------------------------------------

C Shares                         NAV
----------------------------------------------
1-Year                          7.78%
----------------------------------------------
5-Year                          5.23%
----------------------------------------------
10-Year                         6.06%
----------------------------------------------

R Shares                         NAV
----------------------------------------------
1-Year                          8.93%
----------------------------------------------
5-Year                          6.09%
----------------------------------------------
10-Year                         6.81%
----------------------------------------------

Bond Credit Quality /4/

[PIE CHART APPEARS HERE]

                     AAA/U.S. Guaranteed   66%
----------------------------------------------
                     AA                     4%
----------------------------------------------
                     A                     13%
----------------------------------------------
                     BBB                   17%
----------------------------------------------

Top Five Sectors /4/
Tax Obligation/Limited                     26%
----------------------------------------------
Healthcare                                 16%
----------------------------------------------
Housing/Single Family                      12%
----------------------------------------------
Tax Obligation/General                      9%
----------------------------------------------
U.S. Guaranteed                             8%
----------------------------------------------

Portfolio Statistics
Net Assets ($000)                    $ 132,865
----------------------------------------------
Average Effective Maturity (Years)       21.51
----------------------------------------------
Average Duration                          8.34
----------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income generally is exempt from regular federal income taxes and from state income taxes for Louisiana residents. Some income may be subject to state income taxes and to federal or state alternative minimum taxes. Capital gains, if any, are subject to tax.

1 Paid December 2, 2002. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2002.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 33%.

4 As a percentage of total holdings as of November 30, 2002. Holdings are subject to change.

                           Semiannual Report | Page 7

Fund Spotlight as of 11/30/02          Nuveen North Carolina Municipal Bond Fund

================================================================================

Quick Facts

                              A Shares      B Shares      C Shares      R Shares
--------------------------------------------------------------------------------
NAV                             $10.39        $10.41        $10.38        $10.40
--------------------------------------------------------------------------------
Latest Monthly Dividend/1/     $0.0380       $0.0315       $0.0330       $0.0395
--------------------------------------------------------------------------------
Inception Date                    3/86          2/97         10/93          2/97
--------------------------------------------------------------------------------

Average Annual Total Returns
as of 11/30/02/2/

A Shares                            NAV          Offer
------------------------------------------------------
1-Year                            5.87%          1.43%
------------------------------------------------------
5-Year                            4.94%          4.05%
------------------------------------------------------
10-Year                           5.61%          5.15%
------------------------------------------------------

B Shares                       w/o CDSC         w/CDSC
------------------------------------------------------
1-Year                            5.06%          1.06%
------------------------------------------------------
5-Year                            4.17%          4.00%
------------------------------------------------------
10-Year                           5.07%          5.07%
------------------------------------------------------

C Shares                            NAV
------------------------------------------------------
1-Year                            5.26%
------------------------------------------------------
5-Year                            4.35%
------------------------------------------------------
10-Year                           5.01%
------------------------------------------------------

R Shares                            NAV
------------------------------------------------------
1-Year                            6.04%
------------------------------------------------------
5-Year                            5.16%
------------------------------------------------------
10-Year                           5.72%
------------------------------------------------------

Tax-Free Yields

A Shares                            NAV          Offer
------------------------------------------------------
Market Yield                      4.39%          4.20%
------------------------------------------------------
SEC 30-Day Yield                  3.65%          3.50%
------------------------------------------------------
Taxable-Equivalent Yield/3/       5.70%          5.47%
------------------------------------------------------

B Shares                            NAV
------------------------------------------------------
Market Yield                      3.63%
------------------------------------------------------
SEC 30-Day Yield                  3.05%
------------------------------------------------------
Taxable-Equivalent Yield/3/       4.77%
------------------------------------------------------

C Shares                       NAV
------------------------------------------------------
Market Yield                      3.82%
------------------------------------------------------
SEC 30-Day Yield                  3.25%
------------------------------------------------------
Taxable-Equivalent Yield/3/       5.08%
------------------------------------------------------
R Shares                            NAV
------------------------------------------------------
Market Yield                      4.56%
------------------------------------------------------
SEC 30-Day Yield                  4.01%
------------------------------------------------------
Taxable-Equivalent Yield/3/       6.27%
------------------------------------------------------

Average Annual Total Returns
as of 9/30/02/2/

A Shares                            NAV          Offer
------------------------------------------------------
1-Year                            8.55%          4.02%
------------------------------------------------------
5-Year                            5.68%          4.78%
------------------------------------------------------
10-Year                           5.93%          5.48%
------------------------------------------------------

B Shares                       w/o CDSC         w/CDSC
------------------------------------------------------
1-Year                            7.72%          3.72%
------------------------------------------------------
5-Year                            4.92%          4.76%
------------------------------------------------------
10-Year                           5.41%          5.41%
------------------------------------------------------

C Shares                            NAV
------------------------------------------------------
1-Year                            7.93%
------------------------------------------------------
5-Year                            5.11%
------------------------------------------------------
10-Year                           5.33%
------------------------------------------------------

R Shares                            NAV
------------------------------------------------------
1-Year                            8.73%
------------------------------------------------------
5-Year                            5.88%
------------------------------------------------------
10-Year                           6.05%
------------------------------------------------------

Bond Credit Quality/4/

              [PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed                 36%
AA                                  44%
A                                    8%
BBB                                 12%

Top Five Sectors/4/

Healthcare                                         22%
------------------------------------------------------
Tax Obligation/Limited                             16%
------------------------------------------------------
Housing/Single Family                              15%
------------------------------------------------------
Utilities                                          12%
------------------------------------------------------
Education and Civic Organizations                  10%
------------------------------------------------------

Portfolio Statistics

Net Assets ($000)                            $ 220,033
------------------------------------------------------
Average Effective Maturity (Years)               20.56
------------------------------------------------------
Average Duration                                  7.28
------------------------------------------------------

--------------------------------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income generally is exempt from regular federal income taxes and from state income taxes for North Carolina residents. Some income may be subject to state income taxes and to federal or state alternative minimum taxes. Capital gains, if any, are subject to tax.

1 Paid December 2, 2002. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2002.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 36%.

4 As a percentage of total holdings as of November 30, 2002. Holdings are subject to change.

                           Semiannual Report | Page 8

--------------------------------------------------------------------------------
Fund Spotlight as of 11/30/02               Nuveen Tennessee Municipal Bond Fund
================================================================================

Quick Facts

                               A Shares     B Shares      C Shares      R Shares
--------------------------------------------------------------------------------
NAV                              $11.21       $11.22        $11.21        $11.21
--------------------------------------------------------------------------------
Latest Monthly Dividend/1/      $0.0445      $0.0375       $0.0390       $0.0460
--------------------------------------------------------------------------------
Inception Date                    11/87         2/97         10/93          2/97
--------------------------------------------------------------------------------

Average Annual Total Returns
as of 11/30/02/2/
A Shares                         NAV                          Offer
-------------------------------------------------------------------
1-Year                          6.09%                         1.60%
-------------------------------------------------------------------
5-Year                          4.81%                         3.91%
-------------------------------------------------------------------
10-Year                         5.73%                         5.28%
-------------------------------------------------------------------

B Shares                     w/o CDSC                        w/CDSC
-------------------------------------------------------------------
1-Year                          5.29%                         1.29%
-------------------------------------------------------------------
5-Year                          4.05%                         3.88%
-------------------------------------------------------------------
10-Year                         5.20%                         5.20%
-------------------------------------------------------------------

C Shares                         NAV
-------------------------------------------------------------------
1-Year                          5.52%
-------------------------------------------------------------------
5-Year                          4.24%
-------------------------------------------------------------------
10-Year                         5.14%
-------------------------------------------------------------------

R Shares                         NAV
-------------------------------------------------------------------
1-Year                          6.36%
-------------------------------------------------------------------
5-Year                          5.03%
-------------------------------------------------------------------
10-Year                         5.83%
-------------------------------------------------------------------

Tax-Free Yields
A Shares                         NAV                          Offer
-------------------------------------------------------------------
Market Yield                    4.76%                         4.56%
-------------------------------------------------------------------
SEC 30-Day Yield                4.49%                         4.30%
-------------------------------------------------------------------
Taxable-Equivalent Yield/3/     6.80%                         6.52%
-------------------------------------------------------------------

B Shares                          NAV
-------------------------------------------------------------------
Market Yield                    4.01%
-------------------------------------------------------------------
SEC 30-Day Yield                3.94%
-------------------------------------------------------------------
Taxable-Equivalent Yield/3/     5.97%
-------------------------------------------------------------------

C Shares                         NAV
-------------------------------------------------------------------
Market Yield                    4.17%
-------------------------------------------------------------------
SEC 30-Day Yield                4.14%
-------------------------------------------------------------------
Taxable-Equivalent Yield/3/     6.27%
-------------------------------------------------------------------

R Shares                          NAV
-------------------------------------------------------------------
Market Yield                    4.92%
-------------------------------------------------------------------
SEC 30-Day Yield                4.89%
-------------------------------------------------------------------
Taxable-Equivalent Yield/3/     7.41%
-------------------------------------------------------------------

Average Annual Total Returns
as of 9/30/02/2/

A Shares                         NAV                          Offer
-------------------------------------------------------------------
1-Year                          8.73%                         4.16%
-------------------------------------------------------------------
5-Year                          5.58%                         4.67%
-------------------------------------------------------------------
10-Year                         6.04%                         5.58%
-------------------------------------------------------------------

B Shares                     w/o CDSC                        w/CDSC
-------------------------------------------------------------------
1-Year                          7.91%                         3.91%
-------------------------------------------------------------------
5-Year                          4.79%                         4.63%
-------------------------------------------------------------------
10-Year                         5.51%                         5.51%
-------------------------------------------------------------------

C Shares                         NAV
-------------------------------------------------------------------
1-Year                          8.15%
-------------------------------------------------------------------
5-Year                          4.99%
-------------------------------------------------------------------
10-Year                         5.45%
-------------------------------------------------------------------

R Shares                         NAV
-------------------------------------------------------------------
1-Year                          9.01%
-------------------------------------------------------------------
5-Year                          5.80%
-------------------------------------------------------------------
10-Year                         6.14%
-------------------------------------------------------------------

Bond Credit Quality/4/
[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed                                             50%
-------------------------------------------------------------------
AA                                                              31%
-------------------------------------------------------------------
A                                                                6%
-------------------------------------------------------------------
BBB                                                             12%
-------------------------------------------------------------------
NR                                                               1%
-------------------------------------------------------------------

Top Five Sectors/4/

Healthcare                                                      17%
-------------------------------------------------------------------
U.S. Guaranteed                                                 14%
-------------------------------------------------------------------
Housing/Single Family                                           11%
-------------------------------------------------------------------
Utilities                                                       10%
-------------------------------------------------------------------
Water and Sewer                                                  9%
-------------------------------------------------------------------

Portfolio Statistics

Net Assets ($000)                                          $321,164
-------------------------------------------------------------------
Average Effective Maturity (Years)                            20.64
-------------------------------------------------------------------
Average Duration                                               6.75
-------------------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income generally is exempt from regular federal income taxes and from state income taxes for Tennessee residents. Some income may be subject to state income taxes and to federal or state alternative minimum taxes. Capital gains, if any, are subject to tax.

1 Paid December 2, 2002. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2002.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34%.

4 As a percentage of total holdings as of November 30, 2002. Holdings are subject to change.


                           Semiannual Report | Page 9

Portfolio of Investments (Unaudited)
NUVEEN GEORGIA MUNICIPAL BOND FUND
November 30, 2002

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Basic Materials - 4.6%

    $  1,000 Brunswick and Glynn County Development Authority, Georgia,    3/08 at 102.00       Ba1 $  668,480
              Revenue Refunding Bonds (Georgia Pacific Corporation
              Project), Series 1998, 5.550%, 3/01/26 (Alternative
              Minimum Tax)

       3,500 Effingham County Industrial Development Authority, Georgia,   6/11 at 101.00       BB+  2,623,670
              Pollution Control Revenue Refunding Bonds (Georgia-Pacific
              Project), Series 2001, 6.500%, 6/01/31

       2,000 Richmond County Development Authority, Georgia,               2/12 at 101.00       BBB  2,006,600
              Environmental Improvement Revenue Bonds, International
              Paper Company Project Refunding, Series 2002A, 6.000%,
              2/01/25 (Alternative Minimum Tax)

       1,000 Savannah Economic Development Authority, Georgia, Pollution     No Opt. Call      Baa2  1,048,900
              Control Revenue Refunding Bonds (Union Camp Corporation
              Project), Series 1995, 6.150%, 3/01/17

       1,000 Wayne County Development Authority, Georgia, Pollution        5/03 at 102.00       Baa  1,005,020
              Control Revenue Refunding Bonds (ITT Rayonier Inc.
              Project), Series 1993, 6.100%, 11/01/07
--------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.3%

       2,000 Development Authority of Cartersville, Georgia, Sewage        5/07 at 101.00        A+  2,087,580
              Facilities Refunding Revenue Bonds (Anheuser-Busch
              Project), Series 1997, 6.125%, 5/01/27 (Alternative
              Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 7.0%

       5,000 Development Authority of Fulton County, Georgia, Revenue      9/11 at 102.00       AAA  5,100,550
              Bonds, TUFF/Atlanta Housing, LLC Project at Georgia State
              University, Series 2001A, 5.250%, 9/01/32

       4,500 Development Authority of Fulton County, Georgia, Georgia      4/12 at 100.00       AAA  4,523,895
              Tech Athletic Association Revenue Bonds, Series 2001,
              5.125%, 10/01/32

         500 Private Colleges and Universities Authority, Georgia,         6/04 at 102.00       AAA    538,940
              Revenue Refunding Bonds (Spelman College Project), Series
              1994, 6.200%, 6/01/14

       1,150 Private Colleges and University Authority, Georgia, Emory     9/11 at 100.00        AA  1,140,375
              University Revenue Bonds, Series 2001A, 5.000%, 9/01/31
--------------------------------------------------------------------------------------------------------------
             Healthcare - 20.9%

       5,000 Baldwin County Hospital Authority, Georgia, Revenue Bonds    12/08 at 102.00       BBB  3,863,950
              (Oconee Regional Medical Center), Series 1998, 5.375%,
              12/01/28

       4,200 Chatham County Hospital Authority, Savannah, Georgia,         7/11 at 101.00        A-  4,393,326
              Hospital Revenue Improvement Bonds, Memorial Health
              University Medical Center, Inc., Series 2001A, 6.125%,
              1/01/24

       6,000 Hospital Authority of Clarke County, Georgia, Hospital        1/09 at 101.00       AAA  6,048,840
              Revenue Certificates (Athens Regional Medical Center
              Project), Series 1999, 5.250%, 1/01/29

       1,000 Coffee County Hospital Authority, Georgia, Revenue           12/06 at 102.00       N/R    996,860
              Anticipation Certificates (Coffee Regional Medical Center,
              Inc. Project), Series 1997A, 6.750%, 12/01/16

       1,945 Floyd County Hospital Authority, Georgia, Revenue             7/12 at 101.00       Aaa  1,946,595
              Anticipation Certificates, Floyd Medical Center Project,
              Series 2002, 5.125%, 7/01/26

       1,000 Hospital Authority of Hall County and the City of            10/05 at 102.00       AAA  1,068,890
              Gainesville, Revenue Anticipation Certificates (Northeast
              Georgia Healthcare Project), Series 1995, 6.000%, 10/01/20

       3,000 Gainesville and Hall County Hospital Authority, Georgia,      5/11 at 100.00        A-  2,922,090
              Revenue Anticipation Certificates (Northeast Georgia
              Health System Inc. Project), Series 2001, 5.500%, 5/15/31

       7,150 Hospital Authority of Gwinnett County, Georgia, Revenue       2/12 at 102.00       AAA  7,314,665
              Anticipation Certificates, Gwinnett Hospital System Inc.,
              Series 1997B, 5.300%, 9/01/27

       2,250 Hospital Authority of the City of Royston, Georgia, Revenue   7/09 at 102.00       N/R  2,155,770
              Anticipation Certificates (Ty Cobb Healthcare System, Inc.
              Project), Series 1999, 6.500%, 7/01/27

       3,110 Valdosta and Lowndes County Hospital Authority, Georgia,     10/12 at 101.00       AAA  3,143,339
              Series 2002, South Georgia Medical Center Project Revenue
              Certificates, 5.250%, 10/01/27
--------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 9.1%

       1,250 Housing Authority of the City of Atlanta, Georgia,            2/09 at 102.00       AAA  1,256,238
              Multifamily Housing Revenue Bonds (The Village at
              Castleberry Hill Project), GNMA Collateralized Series
              1999, 5.400%, 2/20/39 (Alternative Minimum Tax)

----
10

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

    $  1,840 Housing Authority of the City of Augusta, Georgia, Mortgage   5/05 at 102.00       Aa2 $1,913,085
              Revenue Refunding Bonds (FHA-Insured Mortgage Loan - River
              Glen Apartments Section 8 Assisted Project), Series 1995A,
              6.500%, 5/01/27

       1,490 Housing Authority of Clayton County, Georgia, Multifamily    10/11 at 103.00       Aaa  1,535,192
              Housing Revenue Bonds, Vineyard Pointe Project, GNMA
              Series 2001A, 5.500%, 10/20/32

       1,000 Housing Authority of the County of DeKalb, Georgia,           1/05 at 102.00       AAA  1,052,550
              Multifamily Housing Revenue Bonds (The Lakes at Indian
              Creek Apartments Project), Series 1994, 7.150%, 1/01/25
              (Alternative Minimum Tax)

       2,245 Housing Authority of DeKalb County, Georgia, Multifamily     12/11 at 100.00       AAA  2,284,445
              Housing Revenue Bonds, Green of Stonecrest Apartments,
              2001 Series A-1, 5.550%, 12/01/34

       4,715 Housing Authority of the City of Lawrenceville, Georgia,      6/07 at 102.00       AAA  5,265,099
              Multifamily Housing Revenue Bonds (Knollwood Park
              Apartments Project), Series 1997, 6.250%, 12/01/29
              (Alternative Minimum Tax) (Mandatory put 6/01/15)

       1,295 Housing Authority of the City of Macon, Georgia,             10/04 at 102.00       Aaa  1,344,845
              Multifamily Mortgage Revenue Refunding Bonds, Series 1994A
              (FHA-Insured Mortgage Loan - The Vistas), 6.450%, 4/01/26
--------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 5.6%

             Housing Authority of Fulton County, Georgia, Single Family
             Mortgage Revenue Bonds (GNMA Mortgage-Backed Securities
             Program), Series 1995A:
         170  6.550%, 3/01/18 (Alternative Minimum Tax)                    3/05 at 102.00       AAA    175,374
          60  6.600%, 3/01/28 (Alternative Minimum Tax)                    3/05 at 102.00       AAA     61,372

             Housing Authority of Fulton County, Georgia, Single Family
             Mortgage Revenue Refunding Bonds (GNMA Mortgage-Backed
             Securities Program), Series 1996A:
         370  6.125%, 9/01/18 (Alternative Minimum Tax)                    9/06 at 102.00       AAA    385,681
         580  6.200%, 9/01/27 (Alternative Minimum Tax)                    9/06 at 102.00       AAA    603,217

         280 Georgia Housing and Finance Authority, Single Family          3/05 at 102.00       AAA    285,569
              Mortgage Bonds, 1995 Series A, Subseries A-2, 6.400%,
              12/01/15 (Alternative Minimum Tax)

       3,975 Georgia Housing and Finance Authority, Single Family         12/10 at 100.00       AAA  4,052,195
              Mortgage Bonds, 2001 Series A, Subseries A-2, 5.700%,
              12/01/31 (Alternative Minimum Tax)

       1,325 Georgia Housing and Finance Agency, Single Family Mortgage   12/11 at 100.00       AAA  1,340,476
              Bonds, 2002 Series B-2, 5.350%, 12/01/22 (Alternative
              Minimum Tax)

       2,000 Georgia Housing and Finance Authority, Single Family         12/12 at 100.00       AAA  2,001,220
              Mortgage Bonds, 2002 Series C-2, 5.300%, 6/01/33
              (Alternative Minimum Tax) (WI, settling 1/09/03)

          55 Georgia Residential Finance Authority, Single Family         12/02 at 100.00       AA+     55,113
              Mortgage Bonds, 1988 Series B (FHA-Insured or VA
              Guaranteed Mortgage Loans), 8.000%, 12/01/16
--------------------------------------------------------------------------------------------------------------
             Industrial/Other - 0.9%

             Savannah Economic Development Authority, Georgia, Revenue
             Bonds, GTREP Project, Series 2002:
         680  5.000%, 7/01/17                                              7/12 at 100.00       AAA    703,270
         715  5.000%, 7/01/18                                              7/12 at 100.00       AAA    734,434
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 6.4%

       3,350 State of Georgia, General Obligation Bonds, Series 1992B,       No Opt. Call       AAA  3,884,895
              6.000%, 3/01/12

       3,630 State of Georgia, General Obligation Bonds, Series 2002D,     8/12 at 100.00       AAA  3,757,885
              5.000%, 8/01/18

       2,500 Gwinnett County School District, Georgia, General             2/13 at 100.00       Aaa  2,643,875
              Obligation Bonds, Series 2002 Refunding,
              5.000%, 2/01/15 (WI, settling 12/05/02)
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 14.0%

         570 Development Authority of Burke County, Georgia, Industrial    2/03 at 100.00        A3    574,549
              Development Revenue Bonds (Georgia Safe Corporation
              Project), Series 1991, 7.500%, 2/01/11 (Alternative
              Minimum Tax)

       1,150 Burke County Economic Development Authority, Georgia,        12/02 at 102.00        A3  1,177,140
              Revenue Bonds (Ritz Instrument Transformers, Inc.
              Project), Series 1991A, 7.250%, 12/01/11 (Alternative
              Minimum Tax)

       1,750 Association County Commissioners of Georgia Leasing Program  12/04 at 102.00       AAA  1,945,318
              (Butts County, Georgia Public Purpose Project), Series
              1994 Certificates of Participation, 6.750%, 12/01/14

----
11

Portfolio of Investments (Unaudited)
NUVEEN GEORGIA MUNICIPAL BOND FUND (continued)
November 30, 2002

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $  2,000 Fulton-DeKalb Hospital Authority, Georgia, Revenue            7/03 at 102.00       AAA $2,045,580
              Refunding Certificates, Series 1993, 5.500%, 1/01/20

       1,605 Macon-Bibb County Urban Development Authority, Georgia,       8/12 at 101.00       Aa1  1,660,613
              City of Macon Projects, Series 2002A Revenue Bonds,
              5.000%, 8/01/17

       2,765 Metropolitan Atlanta Rapid Transit Authority, Georgia,          No Opt. Call        AA  3,275,004
              Sales Tax Revenue Bonds, Refunding Series N, 6.250%,
              7/01/18

         500 Metropolitan Atlanta Rapid Transit Authority, Georgia,          No Opt. Call       AAA    591,035
              Sales Tax Revenue Bonds, Refunding Series P, 6.250%,
              7/01/20

       6,000 Rockdale County Water and Sewerage Authority, Georgia,        1/10 at 101.00       AAA  6,165,960
              Revenue Bonds, Series 1999A, 5.375%, 7/01/29

       4,000 Upper Oconee Basin Water Authority, Georgia, Revenue Bonds,   7/08 at 102.00       AAA  4,069,920
              Series 1997, 5.250%, 7/01/27

       1,250 Hospital Authority of Ware County, Georgia, Revenue           3/03 at 101.00       AAA  1,276,288
              Anticipation Certificates, Series 1992A (Satilla Park
              Hospital), 6.625%, 3/01/15
--------------------------------------------------------------------------------------------------------------
             Transportation - 0.7%

       1,000 City of Atlanta, Georgia, Airport Facilities Revenue          1/07 at 101.00       AAA  1,078,150
              Refunding Bonds, Series 1996, 5.250%, 1/01/10
--------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 7.1%

         790 City of Atlanta, Georgia, Water and Wastewater Revenue        5/09 at 101.00       AAA    873,290
              Bonds, Series 1999A, 5.000%, 11/01/38 (Pre-refunded to
              5/01/09)

         505 Cherokee County Water and Sewerage Authority, Georgia,          No Opt. Call       AAA    653,622
              Revenue Bonds, Series 1985, 9.750%, 8/01/09

       1,000 City of Conyers, Georgia, Water and Sewerage Revenue Bonds,   7/04 at 102.00       AAA  1,092,180
              Series 1994A, 6.600%, 7/01/15

       1,000 Downtown Smyrna Development Authority, Georgia, Revenue       2/05 at 102.00       AAA  1,117,750
              Bonds, Series 1994, 6.600%, 2/01/17 (Pre-refunded to
              2/01/05)

       4,000 Housing Authority of Fulton County, Georgia, Multifamily      7/08 at 100.00       AAA  4,615,240
              Housing Revenue Bonds (Concorde Place Apartments Project),
              Series 1996A, 6.375%, 1/01/27 (Alternative Minimum Tax)
              (Pre-refunded to 7/01/08)

       1,650 Metropolitan Atlanta Rapid Transit Authority, Georgia,        7/04 at 102.00       AAA  1,816,452
              Sales Tax Revenue Bonds, Second Indenture Series, Series
              1994A, 6.900%, 7/01/20 (Pre-refunded to 7/01/04)

       1,000 Private Colleges and Universities Authority, Georgia,           No Opt. Call       AAA  1,205,700
              Revenue Bonds (Mercer University Project), Series 1991,
              6.500%, 11/01/15
--------------------------------------------------------------------------------------------------------------
             Utilities - 10.6%

       1,800 Development Authority of Appling County, Georgia, Pollution   1/04 at 101.00       AAA  1,911,294
              Control Revenue Bonds (Oglethorpe Power Corporation Hatch
              Project), Series 1994, 7.150%, 1/01/21

         465 Camden County, Georgia, Solid Waste Management Authority,     3/12 at 100.00       Aaa    470,985
              Revenue Bonds, Series 2002, 5.000%, 3/01/21

       3,750 Coweta County Development Authority, Georgia, Revenue         1/13 at 100.00       Aaa  3,854,813
              Bonds, Newnan Water and Sewer and Light Commission
              Project, Series 2002, 5.250%, 1/01/22

       4,410 City of Fairburn, Georgia, Combined Utility Revenue Bonds,   10/10 at 101.00       BBB  4,544,946
              Series 2000, 5.750%, 10/01/20

       1,500 Municipal Electric Authority of Georgia, General Power        1/15 at 100.00        A+  1,768,500
              Revenue Bonds, 1992B Series, 6.375%, 1/01/16

       1,000 Municipal Electric Authority of Georgia, Power Revenue        1/10 at 100.00       AAA  1,098,530
              Bonds, Series Z, 5.500%, 1/01/12

             Development Authority of Monroe County, Georgia, Pollution
             Control Revenue Bonds (Oglethorpe Power Corporation Scherer
             Project), Series 1992A:
         500  6.750%, 1/01/10                                                No Opt. Call         A    577,615
       1,000  6.800%, 1/01/12                                                No Opt. Call         A  1,167,940

       1,675 Summerville, Georgia, Combined Public Utility Revenue         1/12 at 101.00      Baa3  1,705,050
              Refunding and Improvement Bonds, Series 2002, 5.750%,
              1/01/22

----
12

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Water and Sewer - 11.1%

             Augusta, Georgia, Water and Sewerage Revenue Bonds, Series
              2002:
    $  2,185  5.375%, 10/01/19                                            10/12 at 100.00       AAA $  2,304,388
       2,500  5.000%, 10/01/32                                            10/12 at 100.00       AAA    2,471,175

             City of Brunswick, Georgia, Water and Sewerage Revenue
             Refunding and Improvement Bonds, Series 1992:
         500  6.000%, 10/01/11                                               No Opt. Call       AAA      578,040
         400  6.100%, 10/01/19                                               No Opt. Call       AAA      466,720

       1,500 Coweta County Water and Sewer Authority, Georgia, Revenue     6/11 at 102.00       Aaa    1,534,664
              Bonds, Series 2001, 5.250%, 6/01/26

       2,750 DeKalb County, Georgia, Water and Sewerage Bonds, Series     10/10 at 101.00        AA    2,833,843
              2000, 5.375%, 10/01/35

       1,175 Fayette County, Georgia, Water Revenue Bonds, Series 2002,   10/12 at 100.00       AAA    1,189,040
              5.000%, 10/01/20

       5,000 Macon Water Authority, Georgia, Water and Sewer Revenue      10/11 at 101.00       AA-    5,309,650
              Bonds, Series 2001B, 5.375%, 10/01/18

       1,000 City of Milledgeville, Georgia, Water and Sewerage Revenue      No Opt. Call       AAA    1,165,390
              and Refunding Bonds, Series 1996, 6.000%, 12/01/16
----------------------------------------------------------------------------------------------------------------
    $155,475 Total Long-Term Investments (cost $155,326,204) - 99.3%                                 160,120,739
----------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 4.6%

       6,450 Residential Care Facility for the Elderly Authority of                            A-1+    6,450,000
              Fulton County, Georgia, Variable Rate Demand Refunding
              Revenue Bonds, Lenbrook Square Foundation Inc., Series
              1996, 1.250%, 1/01/18+

       1,000 Puerto Rico Government Development Bank, Adjustable                             VMIG-1    1,000,000
              Refunding Bonds, Series 1985, Variable Rate Demand Bonds,
              1.020%, 12/01/15+
----------------------------------------------------------------------------------------------------------------
    $  7,450 Total Short-Term Investments (cost $7,450,000)                                            7,450,000
----------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - (3.9)%                                                  (6,264,441)

             --------------------------------------------------------------------------------------------------
             Net Assets  - 100%                                                                     $161,306,298

             --------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. N/R Investment is not rated.
         (WI) Security purchased on a when-issued basis.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                See accompanying notes to financial statements.

----
13

Portfolio of Investments (Unaudited)
NUVEEN LOUISIANA MUNICIPAL BOND FUND
November 30, 2002

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Basic Materials - 3.9%

    $  1,000 Parish of DeSoto, Louisiana, Environmental Improvement        6/05 at 102.00       BBB $1,028,560
              Revenue Refunding Bonds (International Paper Company
              Project), 1995 Series B, 6.550%, 4/01/19 (Alternative
              Minimum Tax)

       1,250 Parish of DeSoto, Louisiana, Environmental Improvement       11/08 at 101.00       BBB  1,201,375
              Revenue Bonds (International Paper Company Project), 1998
              Series A, 5.600%, 11/01/22 (Alternative Minimum Tax)

       3,000 Natchitoches Parish, Louisiana, Solid Waste Disposal         12/03 at 102.00       BBB  2,888,040
              Revenue Bonds (Willamette Industries Project), Series
              1993, 5.875%, 12/01/23 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Consumer Staples - 3.6%

       1,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement        5/12 at 100.00        A1    967,970
              Asset-Backed Bonds, Series 2002 Refunding, 5.375%, 5/15/33

             Tobacco Settlement Financing Corporation, Louisiana,
             Asset-Backed Bonds, Series 2001B:
       3,235  5.500%, 5/15/30                                              5/11 at 101.00        A1  2,866,307
       1,000  5.875%, 5/15/39                                              5/11 at 101.00        A1    893,530
--------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 4.1%

       1,500 Calacasieu Parish, Louisiana, Public Trust Authority,         5/11 at 101.00       AAA  1,528,410
              University Student Lease Revenue Bonds, McNeese State
              University Student Housing - Cowboy Facilities Inc.
              Project, Series 2001, 5.250%, 5/01/33

       1,500 Louisiana Public Facilities Authority, Revenue Bonds,         2/12 at 100.00       AAA  1,494,780
              Tulane University, Series 2002D, 5.000%, 2/15/26 (WI,
              settling 12/19/02)

       2,000 Louisiana Public Facilities Authority, Revenue Bonds,         7/12 at 100.00       AAA  2,014,680
              Tulane University, Series 2002A, 5.125%, 7/01/27

         380 Louisiana Public Facilities Authority, College and            4/03 at 101.00        A+    389,063
              University Equipment and Capital Facilities Revenue
              Refunding Bonds, Loyola University Project, Series 1992,
              6.750%, 4/01/10
--------------------------------------------------------------------------------------------------------------
             Energy - 2.8%

       1,000 Lake Charles, Louisiana, Harbor and Terminal District, Port  12/02 at 102.00       BBB  1,021,050
              Facilities Refunding Revenue Bonds (Occidental Petroleum
              Corporation Project), Series 1992, 7.200%, 12/01/20

         500 Louisiana Offshore Terminal Authority, Deepwater Port         3/03 at 101.00         A    507,025
              Refunding Revenue Bonds (LOOP Inc. Project), First Stage
              Series 1991B, 7.200%, 9/01/08

         475 Louisiana Offshore Terminal Authority, Deepwater Port         3/03 at 100.00         A    476,995
              Refunding Revenue Bonds (LOOP Inc. Project), First Stage
              Series E, 7.600%, 9/01/10

         500 Louisiana Offshore Terminal Authority, Deepwater Port        10/08 at 100.00         A    506,060
              Refunding Revenue Bonds (LOOP Inc. Project), Series 1998,
              5.200%, 10/01/18

       1,200 Parish of St. Bernard, Louisiana, Exempt Facility Revenue    11/06 at 102.00       AAA  1,254,096
              Bonds (Mobil Oil Corporation Project), Series 1996,
              5.900%, 11/01/26 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Healthcare - 15.6%

       1,000 Louisiana Public Facilities Authority, Hospital Revenue and  10/07 at 101.00       AAA  1,016,440
              Refunding Bonds (Woman's Hospital Foundation Project),
              Series 1997, 5.375%, 10/01/22

       1,800 Louisiana Public Facilities Authority, Hospital Revenue         No Opt. Call       AAA  1,967,256
              Bonds (Franciscan Missionaries of Our Lady Health System
              Project), Series 1998A, 5.750%, 7/01/25

       5,000 Louisiana Public Facilities Authority, Hospital Revenue and   1/08 at 102.00      BBB+  4,510,050
              Refunding Bonds (Lincoln Health System Project), Series
              1998, 5.150%, 1/01/19

       2,300 Louisiana Public Facilities Authority, Hospital Revenue       8/09 at 101.00      BBB+  2,250,021
              Bonds (Touro Infirmary Project), Series 1999A, 5.625%,
              8/15/29

       3,400 Louisiana Public Facilities Authority, Health Facilities        No Opt. Call       Aa1  3,471,434
              Revenue Refunding Bonds (Sisters of Mercy Health System,
              St. Louis, Inc.), Series 1993A, 5.000%, 6/01/19

       2,500 Louisiana Public Facilities Authority, Revenue Bonds         11/04 at 102.00       AAA  2,722,250
              (General Health, Inc. Project), Series 1994, 6.375%,
              11/01/24

         380 Louisiana Public Facilities Authority, Revenue Bonds (Mary    1/05 at 102.00       AAA    405,992
              Bird Perkins Cancer Center Project), Series 1994, 6.200%,
              1/01/19

       2,180 St. Tammany Parish Hospital Service District No. 2,          10/04 at 102.00       AAA  2,368,635
              Louisiana, Hospital Revenue Bonds, Series 1994, 6.250%,
              10/01/14

----
14

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

    $    885 Hospital Service District No. 1 of the Parish of              2/04 at 102.00       AAA $  937,498
              Tangipahoa, Louisiana, Hospital Revenue Bonds,
              Series 1994, 6.250%, 2/01/24

       1,000 Hospital Service District No. 1 of the Parish of              4/08 at 102.00       AAA  1,018,360
              Terrebonne, Louisiana, Hospital Revenue and Refunding
              Bonds (Terrebonne General Medical Center Project), Series
              1998, 5.375%, 4/01/28
--------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 1.8%

       1,000 Louisiana Local Government Environmental Facilities and       6/12 at 105.00       Aaa  1,092,210
              Community Development Authority, Mortgage Revenue Bonds,
              GNMA Collateralized - Sharlo Apartments Project, Series
              2002A Refunding, 6.500%, 6/20/37

         735 Louisiana Public Facilities Authority, Revenue Bonds          6/03 at 103.00       AAA    774,205
              (Walmsley Housing Corporation), Series 1989A,
              7.500%, 6/01/21

         500 Louisiana Public Facilities Authority, Multifamily Housing    5/03 at 101.50        AA    508,440
              Revenue Bonds (VOA National Housing Corporation Projects),
              Series 1991, 7.750%, 11/01/16
--------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 12.2%

       1,500 Calcasieu Parish Public Trust Authority, Louisiana, Single    4/11 at 105.00       Aaa  1,600,560
              Family Mortgage Revenue Refunding Bonds, Series 2001A,
              6.050%, 4/01/32

       1,945 East Baton Rouge Mortgage Finance Authority, Louisiana,      10/07 at 102.00       Aaa  2,008,135
              Single Family Mortgage Revenue Refunding Bonds (GNMA and
              FNMA Mortgage-Backed Securities Program), Series 1997D,
              5.900%, 10/01/30 (Alternative Minimum Tax)

       1,945 Parish of Jefferson, Louisiana, Home Mortgage Authority,      6/10 at 105.00       Aaa  2,238,539
              Single Family Mortgage Revenue Bonds, Series 2000 C-1,
              7.250%, 6/01/32 (Alternative Minimum Tax)

         110 Louisiana Housing Finance Agency, Single Family Mortgage      6/05 at 102.00       Aaa    113,494
              Revenue Bonds, Series 1995A-2, 6.550%, 12/01/26
              (Alternative Minimum Tax)

       1,105 Louisiana Housing Finance Agency, Single Family Mortgage      6/07 at 102.00       Aaa  1,127,067
              Revenue Bonds, Series 1997B-1, 5.500%,12/01/22

         775 Louisiana Housing Finance Agency, Single Family Mortgage      6/07 at 102.00       Aaa    797,343
              Revenue Bonds, Series 1997B2, 5.600%, 6/01/17 (Alternative
              Minimum Tax)

       1,060 Louisiana Housing Finance Agency, Single Family Mortgage      6/10 at 101.00       Aaa  1,179,822
              Revenue Bonds, Home Ownership Program, Series 2000D-2,
              7.050%, 6/01/31 (Alternative Minimum Tax)

       1,000 Louisiana Public Facilities Authority, Single Family          8/07 at 102.00       Aaa  1,030,310
              Mortgage Revenue Refunding Bonds, Series 1997B, 5.750%,
              8/01/31

         290 New Orleans, Louisiana, Home Mortgage Authority, Single       1/03 at 100.00       Aaa    290,647
              Family Mortgage Revenue Bonds, Series 1988-C1, 7.750%,
              12/01/22 (Alternative Minimum Tax)

         985 New Orleans, Louisiana, Home Mortgage Authority, Single      12/06 at 102.00       Aaa  1,014,875
              Family Mortgage Revenue Bonds, Series 1996A, 6.100%,
              12/01/29 (Alternative Minimum Tax)

       1,000 New Orleans, Louisiana, Home Mortgage Authority, Single      12/07 at 102.00       Aaa  1,021,630
              Family Mortgage Revenue Bonds, Series 1997A, 5.850%,
              12/01/30 (Alternative Minimum Tax)

       1,000 New Orleans, Louisiana, Home Mortgage Authority, Single      12/08 at 101.00       Aaa    997,360
              Family Mortgage Revenue Refunding Bonds, Series 1998B-2,
              5.200%, 12/01/21 (Alternative Minimum Tax)

       1,990 Rapides Finance Authority, Louisiana, Single Family           6/08 at 102.00       Aaa  2,005,582
              Mortgage Revenue Bonds, 1998 Series A, 5.450%, 12/01/30
              (Alternative Minimum Tax)

         800 Rapides Finance Authority, Louisiana, Single Family           6/08 at 102.00       Aaa    810,112
              Mortgage Revenue Refunding Bonds (GNMA and FNMA
              Mortgage-Backed Securities Program), Series 1998B, 5.350%,
              6/01/26

          33 St. Bernard Parish, Louisiana, Home Mortgage Authority,         No Opt. Call        A1     32,856
              Single Family Mortgage Revenue Refunding Bonds, 1991
              Series A, 8.000%, 3/25/12
--------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.8%

       3,000 Louisiana Housing Finance Agency, Mortgage Revenue Bonds      9/05 at 103.00       AAA  3,198,300
              (GNMA Collateralized Mortgage Loan - St. Dominic Assisted
              Care Facility), Series 1995, 6.950%, 9/01/36

       1,740 Louisiana Housing Finance Agency, Mortgage Revenue Bonds,     7/04 at 101.00       AAA  1,792,304
              Series 1993, GNMA Collateralized Mortgage Loan, Villa
              Maria Retirement Center Project, 7.100%, 1/20/35

----
15

Portfolio of Investments (Unaudited)
NUVEEN LOUISIANA MUNICIPAL BOND FUND (continued)
November 30, 2002

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 8.9%

    $  1,000 City of New Orleans, Louisiana, General Obligation Bonds,       No Opt. Call       AAA $1,083,360
              Series 1998, 5.500%, 12/01/21

             City of New Orleans, Louisiana, General Obligation
              Refunding Bonds, Series 1991:
       2,000  0.000%, 9/01/10                                                No Opt. Call       AAA  1,462,140
       2,800  0.000%, 9/01/15                                                No Opt. Call       AAA  1,521,352

      13,875 Orleans Parish, Louisiana, School Board Public School           No Opt. Call       AAA  7,752,101
              Refunding Bonds, Series 1991, 0.000%, 2/01/15
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 25.3%

       1,295 City of Baton Rouge, Louisiana, Public Improvement Sales      8/11 at 101.00       AAA  1,292,293
              and Use Tax Revenue Bonds, Series 2001A, 5.000%, 8/01/25

       2,000 Ernest N. Morial - New Orleans Exhibition Hall Authority,     7/06 at 101.00       AAA  2,095,740
              Louisiana, Special Tax Bonds, Series 1996-C, 5.600%,
              7/15/25

       1,000 Jefferson Sales Tax District, Parish of Jefferson,           12/11 at 100.00       AAA  1,003,230
              Louisiana, Special Sales Tax Revenue Bonds, Series 2001,
              5.000%, 12/01/22

       2,650 Jefferson Sales Tax District, Parish of Jefferson,           12/12 at 100.00       AAA  2,725,817
              Louisiana, Special Sales Tax Revenue Bonds, Series 2002
              Refunding, 5.250%, 12/01/22

             Louisiana Local Government Environmental Facilities and
             Community Development Authority, Revenue Bonds (Capital
             Projects and Equipment Acquisition Program), Series 1999:
       3,755  5.250%, 12/01/18                                               No Opt. Call       AAA  4,005,158
       1,300  4.500%, 12/01/18                                               No Opt. Call       AAA  1,277,432

       5,250 Louisiana Local Government Environmental Facilities and         No Opt. Call       AAA  6,108,795
              Community Development Authority, Revenue Bonds, Series
              2000A, Capital Projects and Equipment Acquisition Program,
              6.300%, 7/01/30

             Office Facilities Corporation, Louisiana, Lease Revenue
             Bonds (Louisiana State Capitol Complex Program), Series
             1999A:
       1,000  5.250%, 3/01/17                                              3/09 at 101.00       AAA  1,047,490
       1,000  5.250%, 3/01/18                                              3/09 at 101.00       AAA  1,041,210

       6,700 Puerto Rico Highway and Transportation Authority, Highway     7/16 at 100.00         A  6,545,163
              Revenue Bonds, Series Y of 1996, 5.000%, 7/01/36

       1,000 Puerto Rico Highway and Transportation Authority,             7/10 at 101.00       AAA  1,107,230
              Transportation Revenue Bonds, Series B, 5.875%, 7/01/35

       1,500 Puerto Rico Public Finance Corporation, Commonwealth          2/12 at 100.00      BBB+  1,555,080
              Appropriation Bonds, 2002 Series E, 5.500%, 8/01/29

       1,000 Board of Supervisors of the University of Louisiana System,   9/09 at 102.00       AAA  1,143,110
              Lease Revenue Bonds (University of Louisiana at LaFayette
              Cajundome Convention Center Project), Series 2000, 6.250%,
              9/01/29

       2,500 Virgin Islands Public Finance Authority, Revenue Bonds       10/10 at 101.00      BBB-  2,781,275
              (Virgin Islands Gross Receipts Taxes Loan Note), Series
              1999A, 6.375%, 10/01/19
--------------------------------------------------------------------------------------------------------------
             Transportation - 2.7%

         505 New Orleans, Louisiana, Aviation Board Revenue Bonds,        10/07 at 102.00       AAA    512,671
              Series 1997B-1, 5.450%, 10/01/27 (Alternative Minimum Tax)

       1,000 Port New Orleans, Louisiana, Board of Commissioners, Port     4/12 at 101.00       AAA    971,690
              Facilities Revenue Bonds, Series 2002, 5.000%, 4/01/27
              (Alternative Minimum Tax)

       2,100 City of Shreveport, Louisiana, Airport System Revenue         1/08 at 102.00       AAA  2,121,336
              Bonds, Series 1997A, 5.375%, 1/01/28 (Alternative Minimum
              Tax)
--------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 7.9%

         705 Children's Trust Fund, Puerto Rico, Tobacco Settlement        7/10 at 100.00       AAA    821,804
              Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26
              (Pre-refunded to 7/01/10)

         605 Louisiana Public Facilities Authority, Hospital Revenue       5/03 at 100.00       AAA    737,713
              Refunding Bonds (Southern Baptist Hospitals, Inc.
              Project), Series 1986, 8.000%, 5/15/12

       9,500 Louisiana Public Facilities Authority, Revenue Bonds,           No Opt. Call       AAA  3,981,355
              Custodial Receipts Series 1990B, Walmsley Housing, 0.000%,
              12/01/19

       3,000 Puerto Rico Highway and Transportation Authority,             7/10 at 101.00      A***  3,626,040
              Transportation Revenue Bonds, Series B, 6.500%, 7/01/27
              (Pre-refunded to 7/01/10)

----
16

   Principal                                            Optional Call                 Market
Amount (000) Description                                  Provisions* Ratings**        Value
--------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $  1,000 Puerto Rico Infrastructure Financing     10/10 at 101.00       AAA $  1,053,180
              Authority, Special Obligation Bonds,
              2000 Series A, 5.500%, 10/01/20

         210 Shreveport, Louisiana, Home Mortgage        No Opt. Call       Aaa      239,992
              Authority, Single Family Mortgage
              Revenue Bonds, Series 1979A, 6.750%,
              9/01/10
--------------------------------------------------------------------------------------------
             Utilities - 5.2%

       1,500 Parish of De Soto, Louisiana, Pollution   9/09 at 102.00       AAA    1,635,120
              Control Revenue Refunding Bonds (Cleco
              Utility Group Inc. Project), Series
              1999, 5.875%, 9/01/29

         750 Puerto Rico Electric Power Authority,     7/10 at 101.00       AAA      770,573
              Power Revenue Bonds, Series HH,
              5.250%, 7/01/29

       1,000 St. Charles Parish, Louisiana,            5/03 at 102.00      BBB+      991,940
              Environmental Improvement Revenue
              Bonds, Louisiana Power and Light
              Company Project, Series 1993A, 6.200%,
              5/01/23 (Alternative Minimum Tax)

       2,000 St. Charles Parish, Louisiana,            7/04 at 102.00      BBB+    2,023,500
              Environmental Improvement Revenue
              Bonds, Louisiana Power and Light
              Company Project, Series 1994A, 6.875%,
              7/01/24 (Alternative Minimum Tax)

       1,500 St. Charles Parish, Louisiana, Solid     12/02 at 102.00      BBB+    1,539,675
              Waste Disposal Revenue Bonds,
              Louisiana Power and Light Company
              Project, Series 1992A, 7.000%,
              12/01/22 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------
             Water and Sewer - 1.1%

       1,500 Louisiana Public Facilities Authority,    2/03 at 101.00        AA    1,525,306
              Revenue Bonds, Series 1992, Baton
              Rouge Water Works Company Project,
              6.400%, 2/01/10 (Alternative Minimum
              Tax)
--------------------------------------------------------------------------------------------
    $140,998 Total Long-Term Investments (cost                                   131,439,539
              $125,060,974) - 98.9%
--------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.1%                                  1,425,052

             ------------------------------------------------------------------------------
             Net Assets  - 100%                                                 $132,864,591

             ------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          (WI)Security purchased on a when-issued basis.

                                See accompanying notes to financial statements.

----
17

Portfolio of Investments (Unaudited)
NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND
November 30, 2002


   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Basic Materials - 5.8%

    $  1,400 Haywood County Industrial Facilities and Pollution Control    9/05 at 102.00      Baa2 $1,420,776
              Financing Authority, North Carolina, Environmental
              Improvement Revenue Bonds, Champion International
              Corporation Project, Series 1995, 6.250%, 9/01/25
              (Alternative Minimum Tax)

       1,600 Haywood County Industrial Facilities and Pollution Control   10/03 at 102.00       BBB  1,564,000
              Financing Authority, North Carolina, Solid Waste Disposal
              Revenue Bonds, Champion International Corporation Project,
              Series 1993, 5.500%, 10/01/18 (Alternative Minimum Tax)

       3,100 Haywood County Industrial Facilities and Pollution Control    3/06 at 102.00      Baa2  3,129,667
              Financing Authority, North Carolina, Pollution Control
              Revenue Refunding Bonds, Champion International
              Corporation Project, Series 1995, 6.000%, 3/01/20

         400 Martin County Industrial Facilities and Pollution Control     3/03 at 102.00       BBB    408,896
              Financing Authority, North Carolina, Solid Waste Disposal
              Revenue Bonds, Weyerhaeuser Company Project, Series 1991,
              7.250%, 9/01/14 (Alternative Minimum Tax)

       6,000 Martin County Industrial Facilities and Pollution Control     5/04 at 102.00       BBB  6,243,300
              Financing Authority, North Carolina, Solid Waste Disposal
              Revenue Bonds, Weyerhaeuser Company Project, Series 1994,
              6.800%, 5/01/24 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 10.0%

       4,220 North Carolina Educational Facilities Finance Agency,        10/06 at 102.00       AA+  4,312,924
              Refunding Revenue Bonds, Duke University Project, Series
              1996B, 5.000%, 10/01/17

       3,000 North Carolina Capital Facilities Financing Agency, Revenue  10/11 at 100.00       AA+  3,004,650
              Bonds, Duke University Project, Series 2001A, 5.125%,
              10/01/41

       1,000 State of North Carolina, State Education Assistance           7/05 at 102.00        A2  1,042,680
              Authority, Guaranteed Student Loan Revenue Bonds, 1995
              Series A (Subordinate Lien), 6.300%, 7/01/15 (Alternative
              Minimum Tax)

       1,025 University of North Carolina at Asheville, General Revenue    6/12 at 100.00       Aaa  1,073,575
              Bonds, Series 2002A Refunding, 5.000%, 6/01/15

             University of North Carolina at Chapel Hill, Utilities
              System Revenue Refunding Bonds, Series 1997:
       4,000  0.000%, 8/01/15                                                No Opt. Call       Aa1  2,225,680
       4,265  0.000%, 8/01/18                                                No Opt. Call       Aa1  1,969,918
       2,750  0.000%, 8/01/20                                                No Opt. Call       Aa1  1,117,710

       3,000 University of North Carolina at Chapel Hill, General          6/11 at 100.00       AA+  3,040,440
              Revenue Bonds, Series 2001A, 5.000%, 12/01/20

       1,710 University of North Carolina at Chapel Hill, General            No Opt. Call       AA+  1,855,076
              Revenue Bonds, Series 2002B, 5.000%, 12/01/11

       1,160 University of North Carolina System, Pool Revenue Bonds,     10/12 at 100.00       AAA  1,218,708
              Series 2002A Refunding, 5.375%, 4/01/20

       1,035 University of North Carolina System, Pool Revenue Bonds,     10/12 at 100.00       AAA  1,087,381
              Series 2002B Refunding, 5.375%, 4/01/20
--------------------------------------------------------------------------------------------------------------
             Energy - 1.7%

       3,600 New Hanover County, North Carolina, Industrial Facilities     1/03 at 102.00       BBB  3,650,724
              and Pollution Control Financing Authority, Revenue
              Refunding Bonds (Occidental Petroleum Corporation
              Project), Series 1992, 6.700%, 7/01/19
--------------------------------------------------------------------------------------------------------------
             Healthcare - 22.5%

       5,500 Charlotte-Mecklenburg Hospital Authority, North Carolina,     1/06 at 102.00        AA  5,738,920
              Healthcare System Revenue Refunding Bonds, Series A,
              5.875%, 1/15/26

             Charlotte-Mecklenburg Hospital Authority, North Carolina,
             Healthcare System Revenue Bonds, Series 1997A, Doing
             Business as Carolinas Healthcare System:
         500  5.000%, 1/15/17                                              1/07 at 102.00        AA    502,985
       3,500  5.125%, 1/15/22                                              1/07 at 102.00        AA  3,457,755

       3,100 Charlotte-Mecklenburg Hospital Authority, North Carolina,     1/11 at 101.00        AA  2,975,566
              Healthcare System Revenue Bonds, Doing Business as
              Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31

       4,000 County of Cumberland (Cape Fear Valley Health System),       10/09 at 101.00        A-  3,884,840
              North Carolina, Hospital Facility Revenue Bonds
              (Cumberland County Hospital System Inc.), Series 1999,
              5.250%, 10/01/29

       1,055 North Carolina Medical Care Commission, Healthcare            1/12 at 100.00         A  1,093,128
              Facilities Revenue Bonds, Union Regional Medical Center
              Project, Series 2002A, 5.250%, 1/01/14 (Alternative
              Minimum Tax)

       1,750 North Carolina Medical Care Commission, Healthcare Revenue    5/07 at 100.00       AA-  1,752,993
              Bonds (Carolina Medicorp Project), Series 1996, 5.250%,
              5/01/21

----
18

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Healthcare (continued)

    $  2,675 North Carolina Medical Care Commission,   6/08 at 101.00       Aa3 $2,473,332
              Healthcare Facilities Revenue Bonds
              (Duke University Health System),
              Series 1998A, 4.750%, 6/01/28

             North Carolina Medical Care Commission,
             Healthcare Facilities Revenue Bonds
             (Scotland Memorial Hospital Project),
             Series 1999:
         625  5.500%, 10/01/19                        10/08 at 102.00        AA    644,400
       1,385  5.500%, 10/01/29                        10/08 at 102.00        AA  1,412,700

       8,400 North Carolina Medical Care Commission,  10/11 at 101.00       AAA  8,328,600
              Healthcare Facilities Revenue Bonds,
              WakeMed Project, Series 2001, 5.000%,
              10/01/32

       3,500 North Carolina Medical Care Commission,   6/09 at 102.00         A  3,697,085
              Hospital Revenue Bonds (Southeastern
              Regional Medical Center), Series 1999,
              6.250%, 6/01/29

       3,750 North Carolina Medical Care Commission,   6/12 at 101.00         A  3,687,338
              Hospital Revenue Bonds, Southeastern
              Regional Medical Center, Series 2002,
              5.375%, 6/01/32

       4,000 North Carolina Medical Care Commission,  10/11 at 101.00        AA  3,989,080
              Health System Revenue Bonds,
              Mission-Saint Joseph Health System,
              Series 2001, 5.250%, 10/01/31

       5,750 Board of Governors of the University of   2/06 at 102.00        AA  5,766,388
              North Carolina, University of North
              Carolina Hospitals at Chapel Hill,
              Revenue Bonds, Series 1996, 5.250%,
              2/15/26
------------------------------------------------------------------------------------------
             Housing/Multifamily - 0.3%

         620 North Carolina Housing Finance Agency,    1/03 at 102.00       Aa2    633,938
              Multifamily Revenue Refunding Bonds
              (1992 Refunding Bond Resolution),
              Series B, 6.900%, 7/01/24
------------------------------------------------------------------------------------------
             Housing/Single Family - 15.1%

       7,230 North Carolina Housing Finance Agency,    7/09 at 100.00        AA  7,372,937
              Home Ownership Revenue Bonds, Series
              5A, 1998 Trust Agreement, 5.625%,
              7/01/30 (Alternative Minimum Tax)

             North Carolina Housing Finance Agency,
              Single Family Revenue Bonds, Series Y
              (1985 Resolution):
       1,510  6.300%, 9/01/15                          9/04 at 102.00        AA  1,555,481
       1,340  6.350%, 3/01/18                          9/04 at 102.00        AA  1,379,865

       3,215 North Carolina Housing Finance Agency,    7/09 at 100.00        AA  3,350,416
              Home Ownership Revenue Bonds, Series
              6A, 1998 Trust Agreement, 6.200%,
              1/01/29 (Alternative Minimum Tax)

       1,425 North Carolina Housing Finance Agency,    3/05 at 102.00        AA  1,482,371
              Single Family Revenue Bonds, Series BB
              (1985 Resolution), 6.500%, 9/01/26
              (Alternative Minimum Tax)

       2,635 North Carolina Housing Finance Agency,    3/05 at 102.00        AA  2,685,882
              Single Family Revenue Bonds, Series DD
              (1985 Resolution), 6.200%, 9/01/27
              (Alternative Minimum Tax)

       4,015 North Carolina Housing Finance Agency,    3/06 at 102.00        AA  4,108,309
              Single Family Revenue Bonds, Series LL
              (1985 Resolution), 6.200%, 3/01/26
              (Alternative Minimum Tax)

       1,740 North Carolina Housing Finance Agency,    7/10 at 100.00       AAA  1,753,694
              Home Ownership Program Bonds, Series
              10A, 1998 Trust Agreement, 5.400%,
              7/01/32 (Alternative Minimum Tax)

       2,450 North Carolina Housing Finance Agency,    3/07 at 101.50        AA  2,524,137
              Single Family Revenue Bonds, Series
              RR, 1985 Resolution, 5.850%, 9/01/28
              (Alternative Minimum Tax)

       1,610 North Carolina Housing Finance Agency,    3/08 at 101.00        AA  1,638,030
              Single Family Revenue Bonds, Series
              VV, 1985 Resolution, 5.250%, 3/01/17
              (Alternative Minimum Tax)

       1,370 North Carolina Housing Finance Agency,    1/09 at 101.00        AA  1,364,397
              Home Ownership Revenue Bonds, Series
              3A, 1998 Trust Agreement, 5.200%,
              7/01/26 (Alternative Minimum Tax)

       3,915 North Carolina Housing Finance Agency,    1/09 at 100.00        AA  3,920,442
              Home Ownership Revenue Bonds, Series
              4A, 1998 Trust Agreement, 5.300%,
              7/01/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------
             Tax Obligation/General - 4.0%

       2,340 City of Charlotte, North Carolina,        7/12 at 100.00       AAA  2,358,533
              General Obligation Bonds, Series
              2002A, 5.000%, 7/01/24

       1,875 County of Cumberland, North Carolina,     2/12 at 101.00       AA-  1,902,506
              General Obligation School Bonds,
              Series 2002, 5.000%, 2/01/21

       3,830 Guilford County, North Carolina,         10/12 at 100.00       AAA  3,590,510
              General Obligation Public Improvement
              Bonds, Series 2002B, 4.000%, 10/01/17

       1,000 County of Johnston, North Carolina,       6/11 at 102.00       AAA  1,053,440
              General Obligation Bonds, Series 2001,
              5.000%, 6/01/16

----
19

Portfolio of Investments (Unaudited)
NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND (continued)
November 30, 2002

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 15.7%

     $   500 Asheville, North Carolina, Certificates   2/03 at 101.00        A1 $  511,880
              of Participation, Series 1992, 6.500%,
              2/01/08

             County of Cabarrus, North Carolina,
             Certificates of Participation, Series
             2002:
       1,330  5.250%, 2/01/19                          2/13 at 100.00       AA-  1,386,884
       3,990  5.000%, 2/01/22                          2/13 at 100.00       AA-  4,003,925

       1,000 City of Charlotte, North Carolina,        4/05 at 102.00       AAA  1,056,990
              General Obligation Water and Sewer
              Bonds, Series 1995, 5.400%, 4/01/20

       1,830 City of Charlotte, North Carolina,        4/05 at 102.00       AAA  1,934,292
              General Obligation Water and Sewer
              Bonds, Series 1995A, 5.400%, 4/01/20

       3,000 City of Charlotte, North Carolina,       12/10 at 101.00       AA+  3,142,020
              Certificates of Participation, Series
              2000B, Convention Facilities Project,
              5.500%, 12/01/25

       1,975 City of Charlotte, North Carolina,        6/10 at 101.00       AA+  2,064,290
              Certificates of Participation, Series
              2000D, Public Safety Facilities
              Project, 5.500%, 6/01/25

       1,750 City of Charlotte, North Carolina,        6/12 at 101.00       AA+  1,750,700
              Storm Water Fee Revenue Bonds, Series
              2002, 5.000%, 6/01/25

       2,255 County of Dare, North Carolina,          12/12 at 100.00       AAA  2,405,972
              Certificates of Participation, Series
              2002, 5.250%, 6/01/16
              (WI, settling 12/04/02)

         600 City of Durham, North Carolina,           6/05 at 102.00       AA+    651,348
              Certificates of Participation, Series
              1995, 5.800%, 6/01/15

             County of Harnett, North Carolina,
             Certificates of Participation (Harnett
             County Projects), Series 1994:
       1,000  6.200%, 12/01/06                        12/04 at 102.00       AAA  1,101,970
       1,750  6.200%, 12/01/09                        12/04 at 102.00       AAA  1,921,675
         500  6.400%, 12/01/14                        12/04 at 102.00       AAA    551,860

       2,000 County of Harnett, North Carolina,       12/12 at 101.00       AAA  2,023,820
              Certificates of Participation, Series
              2002, 5.125%, 12/01/23

             County of Pitt, North Carolina,
             Certificates of Participation, Pitt
             County Public Facilities Project,
             Series 1997A:
       1,250  5.550%, 4/01/12                          4/07 at 102.00       AAA  1,380,438
       1,000  5.850%, 4/01/17                          4/07 at 102.00       AAA  1,105,820

       2,000 Puerto Rico Highway and Transportation    7/16 at 100.00       AAA  2,148,620
              Authority, Highway Revenue Bonds,
              Series Y of 1996, 5.500%, 7/01/36

             Town of Ramseur, North Carolina,
             General Obligation Water Refunding
             Bonds, Series 1997:
         120  5.750%, 6/01/18                          6/07 at 102.00       N/R    126,683
         125  5.750%, 6/01/19                          6/07 at 102.00       N/R    131,440
         125  5.750%, 6/01/20                          6/07 at 102.00       N/R    130,509
         130  5.750%, 6/01/21                          6/07 at 102.00       N/R    135,248
         105  5.750%, 6/01/22                          6/07 at 102.00       N/R    108,981

       1,000 Rutherford County, North Carolina,        9/12 at 101.00       AAA  1,006,130
              Certificates of Participation, Series
              2002, 5.000%, 9/01/21

       1,410 County of Union, North Carolina,          4/03 at 102.00       AAA  1,458,109
              Certificates of Participation, Series
              1992, 6.375%, 4/01/12

       2,350 City of Winston-Salem, North Carolina,    6/11 at 101.00       AA+  2,381,631
              Certificates of Participation, Series
              2001A, 5.000%, 6/01/20
------------------------------------------------------------------------------------------
             Transportation - 7.6%

       6,000 City of Charlotte, North Carolina,        7/09 at 101.00       AAA  6,527,700
              Airport Revenue Bonds, Series 1999B,
              6.000%, 7/01/28 (Alternative Minimum
              Tax)

         710 Piedmont Triad Airport Authority, North   7/09 at 101.00       AAA    767,602
              Carolina, Airport Revenue Bonds,
              Series 1999B, 6.000%, 7/01/21
              (Alternative Minimum Tax)

       2,750 Piedmont Triad Airport Authority, North   7/11 at 101.00       AAA  2,918,988
              Carolina, Airport Revenue Bonds,
              Series 2001A, 5.250%, 7/01/15

             Raleigh Durham Airport Authority, North
             Carolina, Airport Revenue Bonds, Series
             2001A:
       2,445  5.250%, 11/01/19                         5/11 at 101.00       Aaa  2,541,602
       4,000  5.000%, 11/01/31                         5/11 at 101.00       Aaa  3,936,720
------------------------------------------------------------------------------------------
             U.S. Guaranteed - 2.9%

         115 Asheville, North Carolina, Housing       11/09 at 100.00    N/R***    144,311
              Development Corporation, First Lien
              Revenue Bonds, Series 1980, 10.500%,
              5/01/11 (Pre-refunded to 11/01/09)

----
20

   Principal                                            Optional Call                  Market
Amount (000) Description                                  Provisions* Ratings**         Value
---------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $  4,500 City of Charlotte, North Carolina,        6/10 at 101.00       AAA $  5,033,160
              Water and Sewer System Revenue Bonds,
              Series 2000, 5.250%, 6/01/25
              (Pre-refunded to 6/01/10)

         995 North Carolina Eastern Municipal Power    1/03 at 100.00       AAA    1,216,756
              Agency, Power System Revenue Bonds,
              Refunding Series 1991 A, 6.500%,
              1/01/18

          30 North Carolina Medical Care Commission,     No Opt. Call       AAA       34,633
              Hospital Revenue Bonds (Memorial
              Mission Hospital Project), Series A,
              7.625%, 10/01/08
---------------------------------------------------------------------------------------------
             Utilities - 12.4%

       1,845 City of Fayetteville, North Carolina,     3/05 at 102.00       AAA    1,954,482
              Public Works Commission Revenue Bonds,
              Series 1995A, 5.250%, 3/01/16

       2,000 City of Greenville, North Carolina,       9/04 at 102.00        A+    2,150,300
              Greenville Utilities Commission,
              Combined Enterprise System Revenue
              Bonds, Series 1994, 6.000%, 9/01/16

             North Carolina Eastern Municipal Power
             Agency, Power System Revenue Bonds,
             Refunding Series 1993 B:
       1,540  5.500%, 1/01/17                          1/03 at 100.00       AAA    1,543,650
       5,300  6.000%, 1/01/18                            No Opt. Call       AAA    6,110,052

       5,000 North Carolina Eastern Municipal Power    1/10 at 101.00       BBB    5,352,500
              Agency, Power System Revenue Bonds,
              Series 1999D, 6.750%, 1/01/26

       1,000 North Carolina Municipal Power Agency     1/03 at 100.00      BBB+    1,001,680
              Number 1, Catawba Electric Revenue
              Bonds, Series 1992, 5.750%, 1/01/15

       4,165 North Carolina Municipal Power Agency     1/10 at 101.00      BBB+    4,426,770
              Number 1, Catawba Electric Revenue
              Bonds, Series 1999B, 6.500%, 1/01/20

         870 City of Shelby, North Carolina,           5/05 at 102.00        A-      896,587
              Combined Enterprise System Revenue
              Bonds, Series 1995A, 5.500%, 5/01/17

       1,500 Wake County Industrial Facilities and     2/12 at 101.00        A3    1,544,355
              Pollution Control Financing Authority,
              North Carolina, Revenue Refunding
              Bonds, Carolina Power and Light
              Company Project, Series 2002
              Refunding, 5.375%, 2/01/17

       2,500 Wislon, North Carolina, Combined         12/12 at 100.00       Aaa    2,403,075
              Enterprise Revenue Bonds, Series 2002,
              4.750%, 12/01/27 (WI, settling
              12/05/02)
---------------------------------------------------------------------------------------------
             Water and Sewer - 1.0%

       2,000 City of Charlotte, North Carolina,        6/11 at 101.00       AAA    2,031,880
              Water and Sewer System Revenue Bonds,
              Series 2001, 5.125%, 6/01/26

         176 Woodfin Treatment Facility, Inc., North     No Opt. Call       N/R      180,272
              Carolina, Proportionate Interest
              Certificates, 5.500%, 12/01/03
---------------------------------------------------------------------------------------------
    $217,411 Total Long-Term Investments (cost                                   217,784,413
              $208,823,985) - 99.0%
---------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 1.4%

       3,000 Guilford County, North Carolina,                            VMIG-1    3,000,000
              General Obligation Bonds, Series
              2002C, Variable Rate Demand
              Obligations, 1.200%, 10/01/21+
---------------------------------------------------------------------------------------------
    $  3,000 Total Short-Term Investments (cost                                    3,000,000
              $3,000,000)

             -------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - (0.4)%                                 (751,512)

             ------------------------------------------------------------------------------
             Net Assets  - 100%                                                 $220,032,901

             ------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
        (WI)  Security purchased on a when-issued basis.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
                                See accompanying notes to financial statements.

----
21

Portfolio of Investments (Unaudited)
NUVEEN TENNESSEE MUNICIPAL FUND
November 30, 2002

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Basic Materials - 6.5%

   $   3,000 Industrial Development Board of the City of Chattanooga,      7/03 at 103.00     A -1+ $ 3,116,760
              Tennessee, Pollution Control Revenue Bonds, Series 1982 A
              (E.I. du Pont de Nemours and Company), 6.350%, 7/01/22

      12,000 Industrial Development Board of Humphreys County,             5/04 at 102.00       AA-  12,700,920
              Tennessee, Solid Waste Disposal Facility Bonds, Series
              1994 (E.I. du Pont de Nemours and Company Project),
              6.700%, 5/01/24 (Alternative Minimum Tax)

       5,000 Industrial Development Board of the County of McMinn,         3/03 at 100.00      Baa2   5,003,200
              Tennessee, Pollution Control Facilities Revenue Bonds,
              Series 1991 (Calhoun Newsprint Company Project - Bowater
              Incorporated Obligor) (The Construction Bonds), 7.625%,
              3/01/16 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------
             Consumer Cyclicals - 2.3%

       7,000 Industrial Development Board of Maury County, Tennessee,      9/04 at 102.00        A3   7,260,050
              Multi-Modal Interchangeable Rate Pollution Control
              Refunding Revenue Bonds (Saturn Corporation Project),
              Series 1994, 6.500% 9/01/24
---------------------------------------------------------------------------------------------------------------
             Consumer Staples - 3.9%

       4,450 Children's Trust Fund, Puerto Rico, Tobacco Settlement        5/12 at 100.00        A1   4,307,467
              Asset-Backed Bonds, Series 2002 Refunding, 5.375%, 5/15/33

       6,750 Industrial Development Board of Loudon County, Tennessee,     2/03 at 102.00        AA   6,897,150
              Solid Waste Disposal Revenue Bonds (Kimberly-Clark
              Corporation Project), Series 1993, 6.200%, 2/01/23
              (Alternative Minimum Tax)

       1,245 Industrial Development Board of the City of South Fulton,    10/05 at 102.00      Baa3   1,275,739
              Tennessee, Inc. Industrial Development Revenue Bonds
              (Tyson Foods, Inc. Project), Series 1995, 6.400%, 10/01/20
              (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 1.3%

             Tennessee State School Bond Authority, Higher Educational
             Facilities Bonds, Second Program, Series 2002A:
       2,000  5.125%, 5/01/27                                              5/12 at 100.00       AAA   2,014,940
       2,000  5.250%, 5/01/29                                              5/12 at 100.00       AAA   2,042,400
---------------------------------------------------------------------------------------------------------------
             Energy - 1.3%

       4,000 Industrial Development Board of the County of Maury,          8/10 at 100.00       BBB   4,156,880
              Tennessee, Solid Waste Disposal Revenue Bonds, Series
              2000B, Occidental Petroleum Corp. Project, 6.300%, 8/01/18
              (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------
             Healthcare - 16.9%

       3,060 Blount County, Tennessee, Hospital Revenue Improvement        7/08 at 100.00      Baa1   2,788,425
              Bonds, Series 1998B, 5.125%, 7/01/19

       1,550 Cookeville, Tennessee, Industrial Development Board,         10/03 at 102.00        A-   1,594,268
              Hospital Revenue Refunding Bonds, Series 1993, Cookeville
              General Hospital Project, 5.750%, 10/01/10

       4,030 City of Jackson, Tennessee, Hospital Revenue Refunding and    4/05 at 102.00       AAA   4,198,736
              Improvement Bonds, Series 1995, Jackson-Madison County
              General Hospital Project, 5.625%, 4/01/15

       1,000 Health, Educational and Housing Facilities Board of the         No Opt. Call       AAA   1,163,110
              County of Knox Tennessee, Hospital Revenue Bonds, Series
              1993A, Fort Sanders Alliance Obligated Group, 6.250%,
              1/01/13

       4,000 Knox County Health, Educational and Housing Facilities        4/12 at 101.00      Baa2   4,041,960
              Board, Tennessee, Hospital Facilities Revenue Bonds,
              Baptist Health System of East Tennessee, Series 2002,
              6.375%, 4/15/22

       8,795 Health, Educational and Housing Facilities Board of the       4/09 at 101.00      Baa1   8,343,641
              County of Knox Revenue Bonds, Tennessee, University Health
              System, Inc., Series 1999, 5.625%, 4/01/29

       3,000 Health and Educational Facilities Board of the Metropolitan  11/09 at 101.00       AAA   3,237,000
              Government of Nashville and Davidson County, Tennessee,
              Revenue Bonds, Ascension Health Credit Group, Series
              1999A, 6.000%, 11/15/30

       4,000 Health and Educational Facilities Board of the Metropolitan  11/10 at 101.00        A-   4,233,000
              Government of Nashville and Davidson County, Tennessee,
              Adventist Health System, Sunbelt Obligated Group, 6.600%,
              11/15/30

             Health, Educational and Housing Facilities Board of
             Montgomery County, Tennessee, Hospital Revenue Bonds,
             Clarksville Regional Health System, Refunding and
             Improvement, Series 1998:
       1,500  5.375%, 1/01/18                                              1/08 at 101.00       BBB   1,411,245
       7,500  5.375%, 1/01/28                                              1/08 at 101.00       BBB   6,613,500

      10,200 Health, Educational and Housing Facilities Board of Shelby    7/09 at 102.00        AA  10,227,336
              County, Tennessee, Revenue Bonds, St. Jude's Children's
              Research, Series 1999, 5.375%, 7/01/29

----
22

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

    $  3,750 Health, Educational and Housing Facilities Board of the       9/12 at 101.00      BBB+ $3,762,638
              County of Sullivan, Tennessee, Hospital Revenue Bonds,
              Wellmont Health System Project, Series 2002, 6.250%,
              9/01/22

       2,500 Sumner County, Tennessee, Health Educational and Housing     11/04 at 102.00        A-  2,659,700
              Facilities Board Revenue Refunding Bonds, Sumner Regional
              Health System Inc., Series 1994, 7.500%, 11/01/14
--------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 5.2%

       1,200 Health, Educational and Housing Facility Board of the City    7/03 at 102.00       Aaa  1,217,988
              of Chattanooga, Tennessee, Multifamily Mortgage Revenue
              Refunding Bonds (Windridge Apartments - FHA-Insured
              Mortgage), Series 1993A, 5.950%, 7/01/14

             Health, Educational and Housing Facility Board, The City of
             Chattanooga, Tennessee, Housing Revenue Bonds (GNMA
             Collateralized - Rainbow Creek Apartments Project), Series
             1999:
         475  6.125%, 11/20/19 (Alternative Minimum Tax)                  11/09 at 102.00       AAA    492,974
       3,955  6.375%, 11/20/39 (Alternative Minimum Tax)                  11/09 at 102.00       AAA  4,133,687

       3,500 Industrial Development Board of the City of Franklin,        10/06 at 102.00       AAA  3,636,500
              Tennessee, Multifamily Housing Revenue Refunding Bonds
              (The Landings Apartments Project), Senior Series 1996A,
              6.000%, 10/01/26

             Metropolitan Government of Nashville and Davidson County,
             Tennessee, Health and Educational Facilities Board, Housing
             Mortgage Revenue Bonds (Herman Street), Series 1992:
         250  7.000%, 6/01/17                                             12/02 at 103.00       AAA    256,873
         495  7.250%, 6/01/32                                             12/02 at 103.00       AAA    509,068

       3,485 Health and Educational Facilities Board of the Metropolitan   3/10 at 102.00       Aaa  3,558,429
              Government of Nashville and Davidson County, Tennessee,
              Multifamily Housing Revenue Bonds, Berkshire Place, Series
              2000, 6.125%, 3/20/39 (Alternative Minimum Tax)

       2,720 Industrial Development Board of the Metropolitan Government   1/10 at 102.00       Aaa  2,840,306
              of Nashville and Davidson County, Tennessee, Multifamily
              Housing Revenue Refunding Bonds (GNMA Collateralized, The
              Valley Forge Apartments Project), Series 2000A, 6.375%,
              1/20/31
--------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 11.0%

         135 County of Hamilton, Tennessee, Single Family Mortgage         3/03 at 100.00       AAA    135,525
              Revenue Bonds (Home Purchase and Rehabilitation Program),
              Series 1990, 8.000%, 9/01/23 (Alternative Minimum Tax)

       4,955 Tennessee Housing Development Agency, Homeownership Program   7/06 at 102.00        AA  5,115,245
              Bonds, Issue 4A, 6.375%, 7/01/22 (Alternative Minimum Tax)

         890 Tennessee Housing Development Agency, Homeownership Program   7/07 at 102.00        AA    925,502
              Bonds, Issue 3A, 5.850%, 7/01/17 (Alternative Minimum Tax)

         500 Tennessee Housing Development Agency, Homeownership Program   1/03 at 102.00        AA    510,580
              Bonds, Issue WR, 6.800%, 7/01/17

       8,920 Tennessee Housing Development Agency, Homeownership Program   1/09 at 101.00        AA  8,948,187
              Bonds, Issue 1998-2, 5.375%, 7/01/29 (Alternative Minimum
              Tax)

       6,700 Tennessee Housing Development Agency, Homeownership Program   1/09 at 101.00        AA  6,729,011
              Bonds, Issue 1996-5B (Remarketing), 5.375%, 7/01/23
              (Alternative Minimum Tax)

       4,700 Tennessee Housing Development Agency, Homeownership Program   1/09 at 101.00        AA  4,911,829
              Bonds, Issue 1999-3, 6.000%, 1/01/20 (Alternative Minimum
              Tax)

       6,900 Tennessee Housing Development Agency, Homeownership Program   7/11 at 100.00       AAA  6,998,118
              Bonds, Issue 2002A, 5.400%, 7/01/32 (Alternative Minimum
              Tax)

         865 Tennessee Housing Development Agency, Mortgage Finance        7/04 at 102.00        AA    897,654
              Program Bonds, 1994 Series A, 6.900%, 7/01/25 (Alternative
              Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Long-Term Care - 0.9%

       2,735 Health and Educational Facilities Board of the Metropolitan   2/08 at 102.00        AA  2,810,595
              Government of Nashville and Davidson County, Tennessee,
              Multi-Modal Interchangeable Rate, Health Facility Revenue
              Bonds (Richland Place, Inc. Project), Series 1993, 5.500%,
              5/01/23
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 7.4%

       6,070 City of Knoxville, Tennessee, General Obligation Bonds,       5/12 at 100.00        AA  6,049,483
              Series 2002A, 5.000%, 5/01/25

       1,000 Marion County, Tennessee, General Obligation Rural School     4/11 at 100.00       Aaa    999,280
              Bonds, Series 2001, 5.000%, 4/01/24

----
23

Portfolio of Investments (Unaudited)
NUVEEN TENNESSEE MUNICIPAL FUND (continued)
November 30, 2002

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General  (continued)

    $  1,000 City of Memphis, Tennessee, General Improvement Bonds,       10/07 at 101.00        AA $1,014,680
              Series 1999A, 5.000%, 10/01/19

       6,000 Metropolitan Government of Nashville and Davidson County,     5/07 at 102.00        AA  6,036,900
              Tennessee, General Obligation Refunding Bonds, Series
              1997, 5.125%, 5/15/25

             Metropolitan Government of Nashville and Davidson County,
             Tennessee, General Obligation Bonds, Residual Option Longs
             Series II-R52, 2001:
       2,350  13.560%, 10/15/17 (IF)                                      10/11 at 100.00       AA-  2,884,954
       2,480  12.800%, 10/15/18 (IF)                                      10/11 at 100.00       AA-  2,820,529

       2,960 Putnam County, Tennessee, General Obligation School             No Opt. Call       Aaa  3,163,263
              Refunding Bonds, Series 2001, 5.250%, 4/01/19

         750 Shelby County, Tennessee, General Obligation Refunding        4/05 at 101.00       AA+    800,145
              Bonds, 1995 Series A, 5.625%, 4/01/14
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 5.7%

       5,000 Industrial Development Board of the City of Chattanooga,     10/10 at 100.00       AAA  5,244,850
              Tennessee, Chattanooga Lease Rental Revenue Bonds, Series
              2000, 5.625%, 10/01/30

       5,000 Memphis and Shelby County Sports Authority, Inc.,            11/12 at 100.00       AAA  5,012,900
              Tennessee, Revenue Bonds, 2002 Series A, Memphis Arena
              Project, 5.125%, 11/01/28

       4,000 Health and Educational Facilities Board of the Metropolitan   6/09 at 100.00       AAA  3,934,480
              Government of Nashville and Davidson County, Tennessee,
              Revenue Refunding and Improvement Bonds (Meharry Medical
              College Project), Series 1996, 5.000%, 12/01/24

       4,000 Sports Authority of the Metropolitan Government of            7/06 at 101.00       AAA  4,265,720
              Nashville and Davidson County, Tennessee, Public
              Improvement Revenue Bonds (Stadium Project), Series 1996,
              5.750%, 7/01/26
--------------------------------------------------------------------------------------------------------------
             Transportation - 4.0%

             Memphis-Shelby County Airport Authority, Tennessee, Airport
              Revenue Bonds, Series 1999D:
       4,000  6.000%, 3/01/24 (Alternative Minimum Tax)                    3/10 at 101.00       AAA  4,292,480
       1,640  6.125%, 3/01/25 (Alternative Minimum Tax)                    3/10 at 101.00       AAA  1,773,348

       3,710 Memphis-Shelby County Airport Authority, Tennessee, Airport   3/11 at 100.00       AAA  3,886,299
              Revenue Bonds, Series 2001A, 5.500%, 3/01/17 (Alternative
              Minimum Tax)

       2,850 Memphis-Shelby County Airport Authority, Tennessee, Airport   3/11 at 100.00       AAA  2,854,133
              Revenue Bonds, Series 2001B, 5.125%, 3/01/26
--------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 14.0%

             City of Clarksville, Tennessee, Hospital Revenue Refunding
             and Improvement Bonds (Clarksville Memorial Hospital
             Project), Series 1993:
       1,000  6.250%, 7/01/08 (Pre-refunded to 7/01/03)                    7/03 at 102.00   Baa1***  1,047,830
       1,775  6.250%, 7/01/13 (Pre-refunded to 7/01/03)                    7/03 at 102.00   Baa1***  1,859,898
       1,250  6.375%, 7/01/18 (Pre-refunded to 7/01/03)                    7/03 at 102.00   Baa1***  1,310,700

       1,520 Clarksville, Tennessee, Water, Sewer and Gas Revenue            No Opt. Call       AAA    798,213
              Refunding and Improvement Bonds, Series 1992, 0.000%,
              2/01/16

       1,000 Hamilton County, Tennessee, General Obligation Bonds,         2/05 at 102.00    Aa1***  1,110,120
              Series 1995, 6.250%, 2/01/20 (Pre-refunded to 2/01/05)

       5,000 Johnson City, Tennessee, School Sales Tax Revenue and         5/06 at 100.00       AAA  5,703,100
              Unlimited Tax Bonds, Series 1994, 6.700%, 5/01/21
              (Pre-refunded to 5/01/06)

         440 Health and Educational Facilities Board of the City of        7/09 at 100.00       AAA    450,974
              Johnson City, Tennessee, Hospital Revenue Refunding and
              Improvement Bonds (Johnson City Medical Center Hospital),
              Series 1991 6.750%, 7/01/16 (Pre-refunded to 7/01/09)

             Health and Educational Facilities Board of the City of
             Johnson City, Tennessee, Hospital Revenue Refunding and
             Improvement Bonds (Johnson City Medical Center Hospital),
             Series 1998C:
       6,430  5.125%, 7/01/25 (Pre-refunded to 7/01/23)                    7/23 at 100.00       AAA  6,514,683
       2,265  5.125%, 7/01/25                                              1/09 at 101.00       AAA  2,288,805
       8,930  5.250%, 7/01/28                                              1/09 at 101.00       AAA  9,079,578

      18,670 Health and Educational Facilities Board of the Metropolitan     No Opt. Call       Aaa  7,069,582
              Government of Nashville and Davidson County, Tennessee,
              Revenue Bonds (Volunteer Healthcare), Series 1988
              Subordinate Lien, 0.000%, 6/01/21

----
24

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $  1,090 Health and Educational Facilities Board of the Metropolitan  10/07 at 105.00    N/R*** $1,410,645
              Government of Nashville and Davidson County, Tennessee,
              Revenue Bonds (Mur-Ci Homes Inc. Project), Series 1992A,
              9.000%, 10/01/22 (Pre-refunded to 10/01/07)

       2,500 Public Building Authority of the City of Mt. Juliet,          2/04 at 110.00       AAA  2,925,275
              Tennessee, Revenue Bonds (Utility District Loan Program),
              Series B, Madison Suburban Utility District, 7.800%,
              2/01/19 (Pre-refunded to 2/01/04)

         250 Shelby County, Tennessee, General Obligation Refunding        4/05 at 101.00    AA+***    273,078
              Bonds, 1995 Series A, 5.625%, 4/01/14 (Pre-refunded to
              4/01/05)

             Wilson County, Tennessee, Certificates of Participation
             (Wilson County Educational Facilities Corporation), Series
             1994:
       1,500  6.125%, 6/30/10 (Pre-refunded to 6/30/04)                    6/04 at 102.00     A2***  1,630,530
       1,500  6.250%, 6/30/15 (Pre-refunded to 6/30/04)                    6/04 at 102.00     A2***  1,633,440
--------------------------------------------------------------------------------------------------------------
             Utilities - 9.9%

       7,500 Clarksville, Tennessee, Water, Sewer and Gas Revenue          2/11 at 100.00       Aaa  7,511,925
              Refunding and Improvement Bonds, Series 2001, 5.000%,
              2/01/22

       2,700 City of Fayetteville, Tennessee, Broadband                    4/08 at 101.00       N/R  2,794,662
              Telecommunications Network Revenue Bonds, Series 2000,
              6.500%, 4/01/20

             Knoxville, Tennessee, Electric System Revenue Bonds, Series
             2001U:
       1,000  5.125%, 7/01/20                                              7/10 at 100.00        AA  1,016,420
       3,000  5.125%, 7/01/27                                              7/10 at 100.00        AA  3,009,390

       7,800 Metropolitan Government of Nashville and Davidson County,       No Opt. Call       AAA  5,464,602
              Tennessee, Electric System Revenue Bonds, Series 1996A,
              0.000%, 5/15/11

       3,000 Metropolitan Government of Nashville and Davidson County,     5/08 at 102.00        AA  3,043,620
              Tennessee, Electric System Revenue Bonds, 1998 Series A,
              5.200%, 5/15/23

       9,000 Metropolitan Government of Nashville and Davidson County,     5/11 at 100.00        AA  9,044,550
              Tennessee, Electric System Revenue Bonds, Series 2001A,
              5.125%, 5/15/26
--------------------------------------------------------------------------------------------------------------
             Water and Sewer - 8.4%

             Hallsdale-Powell Utility District of Knox County,
             Tennessee, Water and Sewer Revenue Bonds, Series 2002A
             Refunding and Improvement:
       4,320  5.000%, 4/01/24                                              4/12 at 101.00       AAA  4,305,658
       7,355  5.000%, 4/01/27                                              4/12 at 101.00       AAA  7,307,413

       3,000 Madison, Tennessee, Suburban Utility District, Water          2/08 at 100.00       AAA  3,034,530
              Revenue Refunding Bonds, Series 1995, 5.000%, 2/01/19

       3,000 Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds,  10/12 at 100.00       AA+  3,024,180
              Series 2002, 5.000%, 10/01/21

       1,000 Milcrofton Utility District of Williamson County,             2/06 at 102.00       N/R    900,160
              Tennessee, Waterworks Revenue Refunding Bonds, Series 1996
              (Junior Lien), 6.000%, 2/01/24

----
25

Portfolio of Investments (Unaudited)
NUVEEN TENNESSEE MUNICIPAL FUND (continued)
November 30, 2002

   Principal                               Optional Call                 Market
Amount (000) Description                     Provisions* Ratings**        Value
-------------------------------------------------------------------------------
             Water and Sewer (continued)

    $  1,220 South Blount County         12/12 at 100.00       Aaa $  1,260,260
              Utility District,
              Tennessee, Waterworks
              Revenue Bonds, Series
              2002, 5.000%, 12/01/17

       2,000 White House Utility          1/11 at 100.00       Aaa    2,010,820
              District of Robertson and
              Sumner Counties,
              Tennessee, Water and
              Sewer Revenue Bonds,
              Series 2000 Refunding,
              5.125%, 1/01/26

       3,700 White House Utility          1/12 at 100.00       Aaa    3,657,892
              District of Robertson and
              Sumner Counties,
              Tennessee, Water and
              Sewer Revenue Bonds,
              Series 2002, 5.000%,
              1/01/32

       1,500 Wilson County, Tennessee,    3/08 at 102.00      Baa1    1,625,310
              Water and Wastewater
              Authority, Waterworks
              Revenue Refunding and
              Improvement Bonds, Series
              1993, 6.000%, 3/01/14
-------------------------------------------------------------------------------
    $324,735 Total Long-Term                                        316,829,423
              Investments (cost
              $305,609,759) - 98.7%
-------------------------------------------------------------------------------
------------
             Other Assets Less                                        4,334,456
              Liabilities - 1.3%

             ------------------------------------------------------------------
             Net Assets  - 100%                                    $321,163,879

             ------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
         (IF) Inverse floating rate security.



                                See accompanying notes to financial statements.

----
26

Statement of Assets and Liabilities (Unaudited)
November 30, 2002

                                                                 Georgia     Louisiana North Carolina     Tennessee
-------------------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value       $160,120,739  $131,439,539    $217,784,413  $316,829,423
Temporary investments in short-term securities, at
 amortized cost, which approximates market value              7,450,000            --       3,000,000            --
Cash                                                                 --       155,759              --     1,906,993
Receivables:
  Interest                                                    2,866,378     2,219,985       3,727,935     4,371,690
  Investments sold                                                   --     1,040,000       1,530,000            --
  Shares sold                                                   178,519       157,773         134,505       296,083
Other assets                                                        127           355             402        12,742
-------------------------------------------------------------------------------------------------------------------
    Total assets                                            170,615,763   135,013,411     226,177,255   323,416,931
-------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                3,683,008            --         138,233            --
Payables:
  Investments purchased                                       4,711,175     1,489,725       4,886,628            --
  Shares redeemed                                               108,420           941          81,799       665,347
Accrued expenses:
  Management fees                                                74,501        60,765          99,207       143,471
  12b-1 distribution and service fees                            50,111        45,350          61,936        81,220
  Other                                                          81,344        56,835          96,333       115,269
Dividends payable                                               600,906       495,204         780,218     1,247,745
-------------------------------------------------------------------------------------------------------------------
    Total liabilities                                         9,309,465     2,148,820       6,144,354     2,253,052
-------------------------------------------------------------------------------------------------------------------
Net assets                                                 $161,306,298  $132,864,591    $220,032,901  $321,163,879
-------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                 $113,784,848  $ 90,987,077    $169,754,809  $265,729,257
Shares outstanding                                           10,465,663     8,089,062      16,339,534    23,713,424
Net asset value and redemption price per share             $      10.87  $      11.25    $      10.39  $      11.21
Offering price per share (net asset value per share plus
 maximum sales charge of 4.20% of offering price)          $      11.35  $      11.74    $      10.85  $      11.70
-------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                 $ 18,748,622  $ 23,126,218    $ 22,652,532  $ 20,988,707
Shares outstanding                                            1,721,403     2,056,838       2,177,026     1,870,739
Net asset value, offering and redemption price per share   $      10.89  $      11.24    $      10.41  $      11.22
-------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                 $ 25,920,146  $ 18,624,669    $ 25,728,337  $ 33,534,465
Shares outstanding                                            2,390,332     1,658,279       2,478,533     2,991,696
Net asset value, offering and redemption price per share   $      10.84  $      11.23    $      10.38  $      11.21
-------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                 $  2,852,682  $    126,627    $  1,897,223  $    911,450
Shares outstanding                                              263,116        11,206         182,417        81,335
Net asset value, offering and redemption price per share   $      10.84  $      11.30    $      10.40  $      11.21
-------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
-------------------------------------------------------------------------------------------------
Capital paid-in                                            $156,214,211  $128,755,612    $212,019,971  $309,676,165
Undistributed (Over-distribution of) net investment income     (226,213)      (18,310)       (150,803)       88,694
Accumulated net realized gain (loss) from investments           523,765    (2,251,276)       (796,695)      179,356
Net unrealized appreciation on investments                    4,794,535     6,378,565       8,960,428    11,219,664
-------------------------------------------------------------------------------------------------------------------
Net assets                                                 $161,306,298  $132,864,591    $220,032,901  $321,163,879
-------------------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
27

Statement of Operations (Unaudited)
Six Months Ended November 30, 2002

                                                                        Georgia   Louisiana North Carolina     Tennessee
------------------------------------------------------------------------------------------------------------------------
Investment Income                                                   $4,398,481  $3,729,093      $5,738,292  $ 9,087,522
------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                        454,140     373,689         596,200      874,568
12b-1 service fees - Class A                                           118,972      91,595         169,548      270,896
12b-1 distribution and service fees - Class B                           86,182     109,600         107,915       97,742
12b-1 distribution and service fees - Class C                           97,748      80,059          93,111      119,639
Shareholders' servicing agent fees and expenses                         49,458      39,107          69,271       76,961
Custodian's fees and expenses                                           59,909      28,221          47,611       45,578
Trustees' fees and expenses                                              1,905       1,605           2,507        3,761
Professional fees                                                        8,075       6,991           9,473       11,772
Shareholders' reports - printing and mailing expenses                   12,910       9,527          15,042       18,199
Federal and state registration fees                                      1,755       1,504           2,950        3,660
Other expenses                                                           3,608       3,405           4,556        6,270
------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                             894,662     745,303       1,118,184    1,529,046
  Custodian fee credit                                                 (14,793)     (3,952)        (17,600)     (10,417)
------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           879,869     741,351       1,100,584    1,518,629
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                3,518,612   2,987,742       4,637,708    7,568,893
------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain from Investments
Net realized gain from investments                                   1,017,763     165,612       1,620,084    1,069,148
Net change in unrealized appreciation (depreciation) of investments    917,172   1,059,522       1,412,477    3,215,524
------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                            1,934,935   1,225,134       3,032,561    4,284,672
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                          $5,453,547  $4,212,876      $7,670,269  $11,853,565
------------------------------------------------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

----
28

Statement of Changes in Net Assets (Unaudited)

                                                                                  Georgia
                                                                      ------------------------------
                                                                      Six Months Ended     Year Ended
                                                                              11/30/02        5/31/02
------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                     $  3,518,612  $  7,008,310
Net realized gain from investments                                           1,017,763     1,590,967
Net change in unrealized appreciation (depreciation) of investments            917,172      (578,688)
------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                   5,453,547     8,020,589
------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                   (2,697,375)   (5,356,996)
  Class B                                                                     (339,616)     (680,409)
  Class C                                                                     (518,433)     (953,544)
  Class R                                                                      (67,930)      (77,897)
------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                   (3,623,354)   (7,068,846)
------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                            15,720,633    26,397,679
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                            1,416,163     2,779,725
------------------------------------------------------------------------------------------------------
                                                                            17,136,796    29,177,404
Cost of shares redeemed                                                    (15,859,933)  (15,544,046)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions           1,276,863    13,633,358
------------------------------------------------------------------------------------------------------
Net increase in net assets                                                   3,107,056    14,585,101
Net assets at the beginning of period                                      158,199,242   143,614,141
------------------------------------------------------------------------------------------------------
Net assets at the end of period                                           $161,306,298  $158,199,242
------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of period                                                                $   (226,213) $   (122,886)
------------------------------------------------------------------------------------------------------

                                                                                 Louisiana
                                                                      ------------------------------
                                                                      Six Months Ended     Year Ended
                                                                              11/30/02        5/31/02
-----------------------------------------------------------------------------------------------------
Operations
Net investment income                                                     $  2,987,742  $  6,104,853
Net realized gain from investments                                             165,612       151,269
Net change in unrealized appreciation (depreciation) of investments          1,059,522       827,509
-----------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                   4,212,876     7,083,631
-----------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                   (2,162,310)   (4,263,480)
  Class B                                                                     (455,646)     (900,959)
  Class C                                                                     (450,252)     (934,822)
  Class R                                                                       (2,669)       (8,610)
-----------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                   (3,070,877)   (6,107,871)
-----------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                             7,047,079    24,828,923
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                            1,102,671     2,167,122
-----------------------------------------------------------------------------------------------------
                                                                             8,149,750    26,996,045
Cost of shares redeemed                                                     (8,847,345)  (21,272,033)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions            (697,595)    5,724,012
-----------------------------------------------------------------------------------------------------
Net increase in net assets                                                     444,404     6,699,772
Net assets at the beginning of period                                      132,420,187   125,720,415
-----------------------------------------------------------------------------------------------------
Net assets at the end of period                                           $132,864,591  $132,420,187
-----------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of period                                                                $    (18,310) $     70,689
-----------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
29

                                                                              North Carolina
                                                                      ------------------------------
                                                                      Six Months Ended     Year Ended
                                                                              11/30/02        5/31/02
------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                     $  4,637,708  $  9,321,163
Net realized gain from investments                                           1,620,084       246,683
Net change in unrealized appreciation (depreciation) of investments          1,412,477     1,638,244
------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                   7,670,269    11,206,090
------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                   (3,798,359)   (7,743,869)
  Class B                                                                     (423,906)     (778,483)
  Class C                                                                     (483,507)     (852,371)
  Class R                                                                      (42,527)      (82,457)
------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                   (4,748,299)   (9,457,180)
------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                            17,672,017    25,897,981
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                            2,254,181     4,634,384
------------------------------------------------------------------------------------------------------
                                                                            19,926,198    30,532,365
Cost of shares redeemed                                                    (10,409,869)  (21,785,633)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions           9,516,329     8,746,732
------------------------------------------------------------------------------------------------------
Net increase in net assets                                                  12,438,299    10,495,642
Net assets at the beginning of period                                      207,594,602   197,098,960
------------------------------------------------------------------------------------------------------
Net assets at the end of period                                           $220,032,901  $207,594,602
------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of period                                                                $   (150,803) $    (77,131)
------------------------------------------------------------------------------------------------------

                                                                                 Tennessee
                                                                      ------------------------------
                                                                      Six Months Ended     Year Ended
                                                                              11/30/02        5/31/02
-----------------------------------------------------------------------------------------------------
Operations
Net investment income                                                     $  7,568,893  $ 15,082,790
Net realized gain from investments                                           1,069,148        66,559
Net change in unrealized appreciation (depreciation) of investments          3,215,524     3,271,037
-----------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                  11,853,565    18,420,386
-----------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                   (6,582,474)  (13,142,599)
  Class B                                                                     (420,932)     (720,927)
  Class C                                                                     (684,029)   (1,145,900)
  Class R                                                                      (20,630)      (34,046)
-----------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                   (7,708,065)  (15,043,472)
-----------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                            22,203,774    39,898,074
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                            3,225,864     6,506,471
-----------------------------------------------------------------------------------------------------
                                                                            25,429,638    46,404,545
Cost of shares redeemed                                                    (24,596,273)  (22,795,155)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions             833,365    23,609,390
-----------------------------------------------------------------------------------------------------
Net increase in net assets                                                   4,978,865    26,986,304
Net assets at the beginning of period                                      316,185,014   289,198,710
-----------------------------------------------------------------------------------------------------
Net assets at the end of period                                           $321,163,879  $316,185,014
-----------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of period                                                                $     88,694  $    260,009
-----------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
30

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust III (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Georgia Municipal Bond Fund ("Georgia"), Nuveen Louisiana Municipal Bond Fund ("Louisiana"), Nuveen North Carolina Municipal Bond Fund ("North Carolina"), and Nuveen Tennessee Municipal Bond Fund ("Tennessee") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were organized as series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds or its designee may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2002, Georgia, Louisiana and North Carolina had outstanding when-issued purchase commitments of $4,711,175, $1,489,725 and $4,886,628, respectively. There were no such outstanding purchase commitments in Tennessee.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur annual 12b-1


----
31
distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the six months ended November 30, 2002, Tennessee invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. Georgia, Louisiana and North Carolina did not invest in any such securities during the six months ended November 30, 2002.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                           Georgia
                                                     --------------------------------------------------
                                                         Six Months Ended             Year Ended
                                                             11/30/02                   5/31/02
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                               993,801  $ 10,869,570   1,271,471  $ 13,773,332
  Class B                                               236,715     2,596,137     380,928     4,136,733
  Class C                                               202,765     2,225,565     631,807     6,812,804
  Class R                                                 2,735        29,361     154,627     1,674,810
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                                96,229     1,053,907     199,058     2,151,528
  Class B                                                11,447       125,573      23,826       257,963
  Class C                                                16,949       185,285      30,792       332,289
  Class R                                                 4,710        51,398       3,535        37,945
--------------------------------------------------------------------------------------------------------
                                                      1,565,351    17,136,796   2,696,044    29,177,404
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (1,147,319)  (12,533,894) (1,042,292)  (11,217,820)
  Class B                                              (137,955)   (1,503,505)   (235,421)   (2,550,386)
  Class C                                              (161,720)   (1,772,146)   (162,413)   (1,741,145)
  Class R                                                (4,548)      (50,388)     (3,217)      (34,695)
--------------------------------------------------------------------------------------------------------
                                                     (1,451,542)  (15,859,933) (1,443,343)  (15,544,046)
--------------------------------------------------------------------------------------------------------
Net increase                                            113,809  $  1,276,863   1,252,701  $ 13,633,358
--------------------------------------------------------------------------------------------------------


----
32

                                                                         Louisiana
                                                     -------------------------------------------------
                                                         Six Months Ended            Year Ended
                                                             11/30/02                  5/31/02
                                                     -----------------------  ------------------------
                                                         Shares        Amount      Shares        Amount
-------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                              289,373  $  3,297,062   1,044,929  $ 11,785,525
  Class B                                              147,638     1,680,150     320,648     3,591,343
  Class C                                              175,928     2,006,865     841,360     9,449,446
  Class R                                                5,561        63,002         231         2,609
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               69,023       783,749     139,870     1,566,350
  Class B                                               12,597       143,043      26,343       295,140
  Class C                                               15,299       173,455      26,547       297,053
  Class R                                                  212         2,424         769         8,579
-------------------------------------------------------------------------------------------------------
                                                       715,631     8,149,750   2,400,697    26,996,045
-------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                             (292,363)   (3,313,018)   (797,477)   (8,988,688)
  Class B                                              (78,848)     (896,275)   (249,542)   (2,786,030)
  Class C                                             (411,168)   (4,634,052)   (790,499)   (8,886,092)
  Class R                                                 (348)       (4,000)    (54,561)     (611,223)
-------------------------------------------------------------------------------------------------------
                                                      (782,727)   (8,847,345) (1,892,079)  (21,272,033)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                                (67,096) $   (697,595)    508,618  $  5,724,012
-------------------------------------------------------------------------------------------------------

                                                                       North Carolina
                                                     -------------------------------------------------
                                                         Six Months Ended            Year Ended
                                                             11/30/02                  5/31/02
                                                     -----------------------  ------------------------
                                                         Shares        Amount      Shares        Amount
-------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                              982,895  $ 10,259,469   1,260,877  $ 12,895,949
  Class B                                              176,750     1,844,338     571,327     5,879,721
  Class C                                              514,384     5,378,268     662,254     6,788,470
  Class R                                               18,137       189,942      32,615       333,841
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                              170,350     1,778,604     360,567     3,704,459
  Class B                                               19,480       203,763      36,522       375,785
  Class C                                               23,072       240,773      48,106       493,684
  Class R                                                2,971        31,041       5,879        60,456
-------------------------------------------------------------------------------------------------------
                                                     1,908,039    19,926,198   2,978,147    30,532,365
-------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                             (670,160)   (7,013,746) (1,584,312)  (16,186,519)
  Class B                                             (105,546)   (1,099,809)   (157,128)   (1,614,830)
  Class C                                             (216,252)   (2,257,654)   (351,981)   (3,607,519)
  Class R                                               (3,636)      (38,660)    (36,732)     (376,765)
-------------------------------------------------------------------------------------------------------
                                                      (995,594)  (10,409,869) (2,130,153)  (21,785,633)
-------------------------------------------------------------------------------------------------------
Net increase                                           912,445  $  9,516,329     847,994  $  8,746,732
-------------------------------------------------------------------------------------------------------


----
33

                                                                          Tennessee
                                                     --------------------------------------------------
                                                         Six Months Ended             Year Ended
                                                             11/30/02                   5/31/02
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             1,231,668  $ 13,902,456   2,411,681  $ 26,606,207
  Class B                                               179,750     2,036,352     537,455     5,964,881
  Class C                                               537,050     6,088,455     658,184     7,274,027
  Class R                                                15,580       176,511       4,842        52,959
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               247,603     2,791,553     519,899     5,755,709
  Class B                                                17,533       198,021      31,507       349,126
  Class C                                                20,018       225,939      34,462       381,714
  Class R                                                   917        10,351       1,800        19,922
--------------------------------------------------------------------------------------------------------
                                                      2,250,119    25,429,638   4,199,830    46,404,545
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (1,952,456)  (22,028,569) (1,665,209)  (18,383,400)
  Class B                                               (71,437)     (811,861)   (182,015)   (2,013,002)
  Class C                                              (155,073)   (1,755,843)   (216,639)   (2,398,753)
  Class R                                                    --            --          --            --
--------------------------------------------------------------------------------------------------------
                                                     (2,178,966)  (24,596,273) (2,063,863)  (22,795,155)
--------------------------------------------------------------------------------------------------------
Net increase                                             71,153  $    833,365   2,135,967  $ 23,609,390
--------------------------------------------------------------------------------------------------------

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities and short-term securities for the six months ended November 30, 2002, were as follows:

                                      Georgia   Louisiana North Carolina   Tennessee
------------------------------------------------------------------------------------
Purchases:
  Long-term municipal securities  $25,023,968 $10,351,456    $34,598,419 $35,408,667
  Short-term securities            12,650,000   4,800,000     22,500,000          --
Sales and maturities:
  Long-term municipal securities   24,274,710  11,019,191     24,510,260  34,705,301
  Short-term securities            12,650,000   4,800,000     19,500,000          --
------------------------------------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At November 30, 2002, the cost of investments were as follows:

                         Georgia    Louisiana North Carolina    Tennessee
-------------------------------------------------------------------------
Cost of Investments $162,774,523 $125,006,844   $211,700,709 $305,514,895
-------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2002, were as follows:

                                                Georgia   Louisiana North Carolina     Tennessee
------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                             $ 7,195,904  $7,372,316      $9,600,095  $12,287,219
  Depreciation                              (2,399,688)   (939,621)       (516,391)    (972,691)
------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments $ 4,796,216  $6,432,695      $9,083,704  $11,314,528
------------------------------------------------------------------------------------------------


----
34

The tax components of undistributed net investment income and net realized gains at May 31, 2002, the Funds' last fiscal year end, were as follows:

                                           Georgia Louisiana North Carolina  Tennessee
--------------------------------------------------------------------------------------
Undistributed tax-exempt income           $480,428  $527,267       $605,310 $1,411,251
Undistributed ordinary income*                  --        --         34,778         --
Undistributed net long-term capital gains       --        --             --         --
--------------------------------------------------------------------------------------

The tax character of distributions paid during the fiscal year ended May 31, 2002, the Funds' last fiscal year end, were designated for purposes of the dividends paid deduction as follows:

                                                  Georgia  Louisiana North Carolina   Tennessee
-----------------------------------------------------------------------------------------------
Distributions from tax-exempt income           $7,031,141 $6,086,626     $9,444,537 $14,957,871
Distributions from ordinary income*                    --         --             --          --
Distributions from net long-term capital gains         --         --             --          --
-----------------------------------------------------------------------------------------------

* Ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2002, the Funds' last fiscal year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                           Georgia  Louisiana North Carolina Tennessee
         -------------------------------------------------------------
         Expiration year:
           2003           $     -- $       --     $       --  $483,273
           2004                 --         --             --        --
           2005                 --         --             --        --
           2006                 --         --             --        --
           2007                 --         --             --        --
           2008                 --  1,112,952      1,052,642   406,519
           2009            493,998  1,235,446      1,303,991        --
           2010                 --     68,490         60,146        --
         -------------------------------------------------------------
         Total            $493,998 $2,416,888     $2,416,779  $889,792
         -------------------------------------------------------------

5. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                 Average Daily Net Assets       Management Fee
                 ----------------------------------------------
                 For the first $125 million              .5500%
                 For the next $125 million               .5375
                 For the next $250 million               .5250
                 For the next $500 million               .5125
                 For the next $1 billion                 .5000
                 For the next $3 billion                 .4750
                 For net assets over $5 billion          .4500
                 ----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the six months ended November 30, 2002, Nuveen Investments (the "Distributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                 Georgia Louisiana North Carolina Tennessee
     ----------------------------------------------------------------------
     Sales charges collected    $193,030   $76,279       $106,627  $295,550
     Paid to authorized dealers  193,030    65,886        106,627   288,925
     ----------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.


----
35

During the six months ended November 30, 2002, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                             Georgia Louisiana North Carolina Tennessee
        ---------------------------------------------------------------
        Commission advances $169,700   $85,982       $170,795  $169,853
        ---------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2002, the Distributor retained such 12b-1 fees as follows:

                             Georgia Louisiana North Carolina Tennessee
         --------------------------------------------------------------
         12b-1 fees retained $80,158   $93,847        $98,698   $94,735
         --------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2002, as follows:

                          Georgia Louisiana North Carolina Tennessee
            --------------------------------------------------------
            CDSC retained $69,194   $21,500        $34,148   $28,115
            --------------------------------------------------------

6. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 27, 2002, to shareholders of record on December 9, 2002, as follows:

                             Georgia Louisiana North Carolina Tennessee
         --------------------------------------------------------------
         Dividend per share:
           Class A            $.0410    $.0435         $.0380    $.0445
           Class B             .0340     .0365          .0315     .0375
           Class C             .0360     .0385          .0330     .0390
           Class R             .0425     .0455          .0395     .0460
         --------------------------------------------------------------

The following Funds also declared capital gains and ordinary income distributions, which were paid on December 4, 2002, to shareholders of record on December 2, 2002, as follows:

                                        Georgia Louisiana North Carolina Tennessee
----------------------------------------------------------------------------------
Capital gains distribution per share     $.0352       $--         $   --    $.0064
Ordinary income distribution per share*      --        --          .0017        --
----------------------------------------------------------------------------------

*Ordinary income consists of taxable market discount income and net short-term capital gains, if any.



----
36

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                    Investment Operations       Less Distributions
                                                  -------------------------  -----------------------


GEORGIA


                                                                 Net            From
                                                           Realized/          and in
                                                          Unrealized          Excess
                                        Beginning     Net    Invest-          of Net                  Ending
                                              Net Invest-       ment         Invest-                     Net
                                            Asset    ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                          Value  Income     (Loss)   Total  Income    Gains   Total  Value Return(a)
------------------------------------------------------------------------------------------------------------------------
Class A (3/86)
 2003(d)                                   $10.74    $.24      $ .14  $ .38    $(.25)   $  --  $(.25) $10.87      3.53%
 2002                                       10.66     .52        .08    .60     (.52)      --   (.52)  10.74      5.71
 2001                                       10.01     .53        .64   1.17     (.52)      --   (.52)  10.66     11.90
 2000                                       11.02     .52       (.96)  (.44)    (.53)    (.04)  (.57)  10.01     (4.05)
 1999                                       11.19     .54       (.17)   .37     (.54)      --   (.54)  11.02      3.34
 1998                                       10.57     .56        .62   1.18     (.56)      --   (.56)  11.19     11.37
Class B (2/97)
 2003(d)                                    10.76     .20        .14    .34     (.21)      --   (.21)  10.89      3.13
 2002                                       10.67     .44        .09    .53     (.44)      --   (.44)  10.76      4.91
 2001                                       10.02     .45        .65   1.10     (.45)      --   (.45)  10.67     11.17
 2000                                       11.03     .44       (.96)  (.52)    (.45)    (.04)  (.49)  10.02     (4.79)
 1999                                       11.20     .46       (.17)   .29     (.46)      --   (.46)  11.03      2.57
 1998                                       10.57     .48        .63   1.11     (.48)      --   (.48)  11.20     10.66
Class C (1/94)
 2003(d)                                    10.73     .21        .12    .33     (.22)      --   (.22)  10.84      3.06
 2002                                       10.64     .46        .09    .55     (.46)      --   (.46)  10.73      5.24
 2001                                        9.99     .47        .64   1.11     (.46)      --   (.46)  10.64     11.29
 2000                                       11.00     .46       (.96)  (.50)    (.47)    (.04)  (.51)   9.99     (4.61)
 1999                                       11.17     .48       (.17)   .31     (.48)      --   (.48)  11.00      2.80
 1998                                       10.55     .50        .62   1.12     (.50)      --   (.50)  11.17     10.79
Class R (2/97)
 2003(d)                                    10.71     .25        .14    .39     (.26)      --   (.26)  10.84      3.63
 2002                                       10.63     .52        .10    .62     (.54)      --   (.54)  10.71      5.91
 2001                                        9.98     .55        .64   1.19     (.54)      --   (.54)  10.63     12.13
 2000                                       10.99     .53       (.96)  (.43)    (.54)    (.04)  (.58)   9.98     (3.89)
 1999                                       11.15     .56       (.15)   .41     (.57)      --   (.57)  10.99      3.67
 1998                                       10.57     .58        .59   1.17     (.59)      --   (.59)  11.15     11.23
------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                     Ratios/Supplemental Data
                                        ---------------------------------------------------------------------------------
                                                    Before Credit/           After            After Credit/
                                                    Reimbursement       Reimbursement(b)     Reimbursement(c)
GEORGIA                                          ------------------   ------------------   ------------------
                                                              Ratio                Ratio                Ratio
                                                             of Net               of Net               of Net
                                                            Invest-              Invest-              Invest-
                                                 Ratio of      ment   Ratio of      ment   Ratio of      ment
                                                 Expenses    Income   Expenses    Income   Expenses    Income
                                          Ending       to        to         to        to         to        to
                                             Net  Average   Average    Average   Average    Average   Average   Portfolio
                                          Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended May 31,                         (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------------------------------
Class A (3/86)
 2003(d)                                $113,785      .91%*    4.38%*      .91%*    4.38%*      .89%*    4.40%*        15%
 2002                                    113,054      .91      4.77        .91      4.77        .89      4.79          41
 2001                                    107,606      .94      5.04        .94      5.04        .94      5.04          14
 2000                                    104,434     1.06      4.99       1.06      4.99       1.05      4.99          15
 1999                                    128,138      .88      4.68        .74      4.82        .74      4.83          32
 1998                                    120,545      .87      4.88        .66      5.09        .66      5.09          25
Class B (2/97)
 2003(d)                                  18,749     1.66*     3.63*      1.66*     3.63*      1.64*     3.65*         15
 2002                                     17,341     1.66      4.02       1.66      4.02       1.64      4.03          41
 2001                                     15,392     1.70      4.28       1.70      4.28       1.69      4.28          14
 2000                                     12,470     1.83      4.23       1.82      4.24       1.82      4.24          15
 1999                                     11,991     1.63      3.95       1.51      4.08       1.50      4.08          32
 1998                                      3,518     1.62      4.08       1.38      4.32       1.38      4.32          25
Class C (1/94)
 2003(d)                                  25,920     1.46*     3.83*      1.46*     3.83*      1.44*     3.85*         15
 2002                                     25,016     1.46      4.22       1.46      4.22       1.45      4.23          41
 2001                                     19,497     1.49      4.49       1.49      4.49       1.49      4.49          14
 2000                                     19,532     1.61      4.44       1.60      4.44       1.60      4.44          15
 1999                                     24,358     1.43      4.14       1.30      4.27       1.29      4.28          32
 1998                                     18,770     1.42      4.33       1.21      4.54       1.21      4.54          25
Class R (2/97)
 2003(d)                                   2,853      .71*     4.58*       .71*     4.58*       .69*     4.60*         15
 2002                                      2,788      .72      4.92        .72      4.92        .71      4.93          41
 2001                                      1,119      .76      5.22        .76      5.22        .75      5.22          14
 2000                                        405      .88      5.19        .88      5.19        .87      5.20          15
 1999                                        364      .68      4.89        .55      5.03        .54      5.03          32
 1998                                        245      .67      5.04        .45      5.26        .45      5.26          25
--------------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d)For the six months ended November 30, 2002.


                                See accompanying notes to financial statements.

----
37

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                    Investment Operations       Less Distributions
                                                  -------------------------  -----------------------


LOUISIANA


                                                                 Net            From
                                                           Realized/          and in
                                                          Unrealized          Excess
                                        Beginning     Net    Invest-          of Net                  Ending
                                              Net Invest-       ment         Invest-                     Net
                                            Asset    ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                          Value  Income     (Loss)   Total  Income    Gains   Total  Value Return(a)
------------------------------------------------------------------------------------------------------------------------
Class A (9/89)
 2003(d)                                   $11.15    $.26     $  .11  $ .37    $(.27)   $  --  $(.27) $11.25      3.30%
 2002                                       11.06     .54        .09    .63     (.54)      --   (.54)  11.15      5.78
 2001                                       10.27     .55        .78   1.33     (.54)      --   (.54)  11.06     13.20
 2000                                       11.38     .55      (1.11)  (.56)    (.55)      --   (.55)  10.27     (4.82)
 1999                                       11.55     .57       (.13)   .44     (.57)    (.04)  (.61)  11.38      3.73
 1998                                       11.10     .59        .49   1.08     (.59)    (.04)  (.63)  11.55      9.88
Class B (2/97)
 2003(d)                                    11.14     .22        .11    .33     (.23)      --   (.23)  11.24      2.93
 2002                                       11.05     .46        .09    .55     (.46)      --   (.46)  11.14      5.00
 2001                                       10.27     .47        .78   1.25     (.47)      --   (.47)  11.05     12.29
 2000                                       11.37     .47      (1.10)  (.63)    (.47)      --   (.47)  10.27     (5.55)
 1999                                       11.55     .48       (.14)   .34     (.48)    (.04)  (.52)  11.37      2.98
 1998                                       11.09     .50        .50   1.00     (.50)    (.04)  (.54)  11.55      9.18
Class C (2/94)
 2003(d)                                    11.13     .23        .11    .34     (.24)      --   (.24)  11.23      3.04
 2002                                       11.04     .48        .09    .57     (.48)      --   (.48)  11.13      5.22
 2001                                       10.26     .49        .77   1.26     (.48)      --   (.48)  11.04     12.49
 2000                                       11.36     .49      (1.10)  (.61)    (.49)      --   (.49)  10.26     (5.36)
 1999                                       11.54     .50       (.13)   .37     (.51)    (.04)  (.55)  11.36      3.20
 1998                                       11.09     .52        .50   1.02     (.53)    (.04)  (.57)  11.54      9.32
Class R (2/97)
 2003(d)                                    11.16     .27        .15    .42     (.28)      --   (.28)  11.30      3.77
 2002                                       11.06     .57        .09    .66     (.56)      --   (.56)  11.16      6.09
 2001                                       10.27     .57        .79   1.36     (.57)      --   (.57)  11.06     13.42
 2000                                       11.38     .57      (1.11)  (.54)    (.57)      --   (.57)  10.27     (4.73)
 1999                                       11.55     .59       (.13)   .46     (.59)    (.04)  (.63)  11.38      4.03
 1998                                       11.09     .61        .50   1.11     (.61)    (.04)  (.65)  11.55     10.21
------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                    Ratios/Supplemental Data
                                        --------------------------------------------------------------------------------
                                                   Before Credit/           After            After Credit/
                                                   Reimbursement       Reimbursement(b)     Reimbursement(c)
LOUISIANA                                       ------------------   ------------------   ------------------
                                                             Ratio                Ratio                Ratio
                                                            of Net               of Net               of Net
                                                           Invest-              Invest-              Invest-
                                                Ratio of      ment   Ratio of      ment   Ratio of      ment
                                                Expenses    Income   Expenses    Income   Expenses    Income
                                         Ending       to        to         to        to         to        to
                                            Net  Average   Average    Average   Average    Average   Average   Portfolio
                                         Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended May 31,                        (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
-------------------------------------------------------------------------------------------------------------------------
Class A (9/89)
 2003(d)                                $90,987      .88%*    4.60%*      .88%*    4.60%*      .88%*    4.60%*         8%
 2002                                    89,435      .87      4.82        .87      4.82        .86      4.83          13
 2001                                    84,424      .88      5.07        .88      5.07        .87      5.08          18
 2000                                    77,603     1.00      5.13        .98      5.14        .97      5.15          29
 1999                                    99,176      .88      4.76        .75      4.89        .75      4.89          11
 1998                                    89,143      .88      5.00        .75      5.13        .75      5.13          15
Class B (2/97)
 2003(d)                                 23,126     1.63*     3.84*      1.63*     3.84*      1.63*     3.85*          8
 2002                                    22,011     1.62      4.07       1.62      4.07       1.61      4.08          13
 2001                                    20,753     1.63      4.32       1.63      4.32       1.62      4.33          18
 2000                                    17,194     1.75      4.39       1.74      4.40       1.73      4.41          29
 1999                                    18,870     1.63      4.01       1.50      4.15       1.49      4.15          11
 1998                                     8,999     1.62      4.21       1.45      4.38       1.45      4.38          15
Class C (2/94)
 2003(d)                                 18,625     1.43*     4.04*      1.43*     4.04*      1.42*     4.05*          8
 2002                                    20,909     1.42      4.27       1.42      4.27       1.41      4.28          13
 2001                                    19,887     1.43      4.52       1.43      4.52       1.42      4.53          18
 2000                                    19,074     1.55      4.59       1.54      4.60       1.53      4.61          29
 1999                                    21,352     1.43      4.21       1.30      4.34       1.29      4.34          11
 1998                                    13,682     1.42      4.45       1.29      4.58       1.29      4.58          15
Class R (2/97)
 2003(d)                                    127      .68*     4.78*       .68*     4.78*       .68*     4.78*          8
 2002                                        65      .68      5.07        .68      5.07        .67      5.08          13
 2001                                       656      .69      5.28        .69      5.28        .68      5.29          18
 2000                                       953      .75      5.31        .73      5.33        .72      5.34          29
 1999                                     2,451      .68      4.97        .55      5.10        .55      5.10          11
 1998                                        28      .67      5.17        .52      5.32        .52      5.32          15
-------------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d)For the six months ended November 30, 2002.


                                See accompanying notes to financial statements.

----
38

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                    Investment Operations       Less Distributions
                                                  -------------------------  -----------------------



NORTH CAROLINA


                                                                 Net            From
                                                           Realized/          and in
                                                          Unrealized          Excess
                                        Beginning     Net    Invest-          of Net                  Ending
                                              Net Invest-       ment         Invest-                     Net
                                            Asset    ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                          Value  Income     (Loss)   Total  Income    Gains   Total  Value Return(a)
------------------------------------------------------------------------------------------------------------------------
Class A (3/86)
 2003(d)                                   $10.24    $.23      $ .16  $ .39    $(.24)   $  --  $(.24) $10.39      3.77%
 2002                                       10.15     .48        .10    .58     (.49)      --   (.49)  10.24      5.81
 2001                                        9.49     .50        .66   1.16     (.50)      --   (.50)  10.15     12.41
 2000                                       10.38     .49       (.89)  (.40)    (.49)      --   (.49)   9.49     (3.81)
 1999                                       10.62     .51       (.15)   .36     (.51)    (.09)  (.60)  10.38      3.43
 1998                                       10.28     .53        .34    .87     (.53)      --   (.53)  10.62      8.69
Class B (2/97)
 2003(d)                                    10.26     .19        .16    .35     (.20)      --   (.20)  10.41      3.37
 2002                                       10.16     .41        .10    .51     (.41)      --   (.41)  10.26      5.11
 2001                                        9.51     .42        .66   1.08     (.43)      --   (.43)  10.16     11.46
 2000                                       10.39     .42       (.88)  (.46)    (.42)      --   (.42)   9.51     (4.44)
 1999                                       10.62     .44       (.15)   .29     (.43)    (.09)  (.52)  10.39      2.73
 1998                                       10.28     .45        .35    .80     (.46)      --   (.46)  10.62      7.89
Class C (10/93)
 2003(d)                                    10.23     .20        .16    .36     (.21)      --   (.21)  10.38      3.47
 2002                                       10.14     .43        .09    .52     (.43)      --   (.43)  10.23      5.20
 2001                                        9.48     .44        .66   1.10     (.44)      --   (.44)  10.14     11.80
 2000                                       10.36     .44       (.88)  (.44)    (.44)      --   (.44)   9.48     (4.28)
 1999                                       10.60     .46       (.16)   .30     (.45)    (.09)  (.54)  10.36      2.85
 1998                                       10.26     .47        .34    .81     (.47)      --   (.47)  10.60      8.09
Class R (2/97)
 2003(d)                                    10.25     .24        .15    .39     (.24)      --   (.24)  10.40      3.85
 2002                                       10.16     .50        .10    .60     (.51)      --   (.51)  10.25      5.99
 2001                                        9.50     .52        .66   1.18     (.52)      --   (.52)  10.16     12.60
 2000                                       10.38     .51       (.88)  (.37)    (.51)      --   (.51)   9.50     (3.53)
 1999                                       10.62     .53       (.15)   .38     (.53)    (.09)  (.62)  10.38      3.61
 1998                                       10.28     .55        .34    .89     (.55)      --   (.55)  10.62      8.88
------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                     Ratios/Supplemental Data
                                        ---------------------------------------------------------------------------------

                                                    Before Credit/           After            After Credit/
                                                    Reimbursement       Reimbursement(b)     Reimbursement(c)
NORTH CAROLINA                                   ------------------   ------------------   ------------------
                                                              Ratio                Ratio                Ratio
                                                             of Net               of Net               of Net
                                                            Invest-              Invest-              Invest-
                                                 Ratio of      ment   Ratio of      ment   Ratio of      ment
                                                 Expenses    Income   Expenses    Income   Expenses    Income
                                          Ending       to        to         to        to         to        to
                                             Net  Average   Average    Average   Average    Average   Average   Portfolio
                                          Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended May 31,                         (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------------------------------
Class A (3/86)
 2003(d)                                $169,755      .88%*    4.36%*      .88%*    4.36%*      .87%*    4.37%*        12%
 2002                                    162,422      .90      4.71        .90      4.71        .90      4.71          15
 2001                                    160,578      .95      4.96        .95      4.96        .94      4.97          12
 2000                                    153,091     1.00      5.06       1.00      5.06        .99      5.07          23
 1999                                    183,370      .87      4.66        .74      4.79        .74      4.80          11
 1998                                    186,340      .86      5.06        .86      5.06        .86      5.06          29
Class B (2/97)
 2003(d)                                  22,653     1.63*     3.61*      1.63*     3.61*      1.62*     3.62*         12
 2002                                     21,404     1.66      3.96       1.66      3.96       1.65      3.96          15
 2001                                     16,626     1.70      4.20       1.70      4.20       1.69      4.21          12
 2000                                     11,541     1.76      4.31       1.76      4.31       1.75      4.32          23
 1999                                     10,609     1.63      3.92       1.44      4.11       1.44      4.11          11
 1998                                      3,609     1.61      4.23       1.61      4.23       1.61      4.23          29
Class C (10/93)
 2003(d)                                  25,728     1.43*     3.80*      1.43*     3.80*      1.42*     3.82*         12
 2002                                     22,077     1.46      4.16       1.46      4.16       1.45      4.16          15
 2001                                     18,238     1.50      4.41       1.50      4.41       1.49      4.42          12
 2000                                     16,023     1.55      4.51       1.55      4.51       1.54      4.52          23
 1999                                     17,507     1.43      4.12       1.24      4.31       1.24      4.31          11
 1998                                      8,291     1.41      4.50       1.41      4.50       1.41      4.50          29
Class R (2/97)
 2003(d)                                   1,897      .68*     4.56*       .68*     4.56*       .67*     4.57*         12
 2002                                      1,691      .70      4.90        .70      4.90        .70      4.91          15
 2001                                      1,658      .75      5.16        .75      5.16        .74      5.17          12
 2000                                      1,338      .81      5.26        .81      5.26        .80      5.27          23
 1999                                      1,312      .67      4.86        .53      5.01        .53      5.01          11
 1998                                        848      .66      5.24        .66      5.24        .66      5.24          29
--------------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the six months ended November 30, 2002.



                                See accompanying notes to financial statements.

----
39

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                Investment Operations       Less Distributions
                                              -------------------------  -----------------------


TENNESSEE


                                                             Net
                                                       Realized/
                                                      Unrealized
                                    Beginning     Net    Invest-             Net                   Ending
                                          Net Invest-       ment         Invest-                      Net
                                        Asset    ment       Gain            ment  Capital           Asset     Total
Year Ended May 31,                      Value  Income     (Loss)   Total  Income    Gains   Total   Value Return(a)
---------------------------------------------------------------------------------------------------------------------
Class A (11/87)
 2003(d)                               $11.06    $.27      $ .15  $ .42    $(.27)     $--  $(.27) $11.21       3.84%
 2002                                   10.93     .55        .13    .68     (.55)      --   (.55)  11.06       6.35
 2001                                   10.34     .56        .58   1.14     (.55)      --   (.55)  10.93      11.18
 2000                                   11.30     .54       (.95)  (.41)    (.55)      --   (.55)  10.34      (3.65)
 1999                                   11.46     .55       (.15)   .40     (.56)      --   (.56)  11.30       3.47
 1998                                   11.06     .58        .40    .98     (.58)      --   (.58)  11.46       9.01
Class B (2/97)
 2003(d)                                11.07     .23        .15    .38     (.23)      --   (.23)  11.22       3.46
 2002                                   10.94     .47        .13    .60     (.47)      --   (.47)  11.07       5.54
 2001                                   10.35     .48        .58   1.06     (.47)      --   (.47)  10.94      10.36
 2000                                   11.30     .46       (.94)  (.48)    (.47)      --   (.47)  10.35      (4.29)
 1999                                   11.46     .47       (.16)   .31     (.47)      --   (.47)  11.30       2.72
 1998                                   11.06     .49        .40    .89     (.49)      --   (.49)  11.46       8.21
Class C (10/93)
 2003(d)                                11.06     .24        .15    .39     (.24)      --   (.24)  11.21       3.56
 2002                                   10.94     .49        .12    .61     (.49)      --   (.49)  11.06       5.68
 2001                                   10.34     .50        .59   1.09     (.49)      --   (.49)  10.94      10.67
 2000                                   11.30     .48       (.95)  (.47)    (.49)      --   (.49)  10.34      (4.21)
 1999                                   11.45     .49       (.15)   .34     (.49)      --   (.49)  11.30       2.97
 1998                                   11.05     .52        .39    .91     (.51)      --   (.51)  11.45       8.39
Class R (2/97)
 2003(d)                                11.06     .28        .15    .43     (.28)      --   (.28)  11.21       3.93
 2002                                   10.93     .57        .13    .70     (.57)      --   (.57)  11.06       6.52
 2001                                   10.33     .58        .59   1.17     (.57)      --   (.57)  10.93      11.48
 2000                                   11.28     .56       (.94)  (.38)    (.57)      --   (.57)  10.33      (3.40)
 1999                                   11.44     .57       (.15)   .42     (.58)      --   (.58)  11.28       3.68
 1998                                   11.04     .60        .40   1.00     (.60)      --   (.60)  11.44       9.20
---------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                 Ratios/Supplemental Data
                                    ---------------------------------------------------------------------------------
                                                Before Credit/           After            After Credit/
                                                Reimbursement       Reimbursement(b)     Reimbursement(c)
TENNESSEE                                    ------------------   ------------------   ------------------
                                                          Ratio                Ratio                Ratio
                                                         of Net               of Net               of Net
                                                        Invest-              Invest-              Invest-
                                             Ratio of      ment   Ratio of      ment   Ratio of      ment
                                             Expenses    Income   Expenses    Income   Expenses    Income
                                      Ending       to        to         to        to         to        to
                                         Net  Average   Average    Average   Average    Average   Average   Portfolio
                                      Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended May 31,                     (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
----------------------------------------------------------------------------------------------------------------------
Class A (11/87)
 2003(d)                            $265,729      .84%*    4.76%*      .84%*    4.76%*      .84%*    4.77%*        11%
 2002                                267,498      .85      4.99        .85      4.99        .84      5.00          20
 2001                                250,583      .88      5.17        .88      5.17        .85      5.19          12
 2000                                248,148      .99      5.08        .99      5.08        .98      5.10          15
 1999                                285,935      .84      4.81        .84      4.81        .84      4.81          16
 1998                                278,232      .84      5.09        .82      5.11        .82      5.11          15
Class B (2/97)
 2003(d)                              20,989     1.59*     4.01*      1.59*     4.01*      1.58*     4.02*         11
 2002                                 19,320     1.60      4.23       1.60      4.23       1.59      4.24          20
 2001                                 14,861     1.63      4.41       1.63      4.41       1.60      4.44          12
 2000                                 12,527     1.75      4.33       1.75      4.33       1.73      4.35          15
 1999                                 12,410     1.59      4.07       1.59      4.08       1.59      4.08          16
 1998                                  5,775     1.59      4.30       1.58      4.31       1.58      4.31          15
Class C (10/93)
 2003(d)                              33,534     1.39*     4.20*      1.39*     4.20*      1.38*     4.21*         11
 2002                                 28,650     1.40      4.43       1.40      4.43       1.39      4.44          20
 2001                                 23,118     1.43      4.61       1.43      4.61       1.40      4.64          12
 2000                                 23,327     1.54      4.53       1.54      4.53       1.52      4.55          15
 1999                                 28,134     1.39      4.27       1.39      4.27       1.39      4.27          16
 1998                                 20,673     1.39      4.53       1.37      4.55       1.37      4.55          15
Class R (2/97)
 2003(d)                                 911      .64*     4.95*       .64*     4.95*       .64*     4.96*         11
 2002                                    717      .65      5.18        .65      5.18        .64      5.20          20
 2001                                    636      .68      5.36        .68      5.36        .65      5.39          12
 2000                                    547      .81      5.29        .81      5.29        .79      5.31          15
 1999                                    529      .64      5.01        .64      5.01        .64      5.01          16
 1998                                    534      .64      5.27        .62      5.29        .62      5.29          15
----------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the six months ended November 30, 2002.


                                See accompanying notes to financial statements.

----
40

Fund Information
================================================================================

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Nuveen Advisory Corp.
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Chicago, IL 60606


Legal Counsel

Morgan, Lewis & Bockius LLP
Washington, D.C.


Independent Accountants

PricewaterhouseCoopers LLP
Chicago, IL


Custodian

State Street Bank & Trust
Boston, MA


Transfer Agent and Shareholder Services

Boston Financial
Data Services, Inc.

Nuveen Investor Services
P.O. Box 8530
Boston, MA 02266-8530
(800) 257-8787

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Glossary of Terms Used in this Report

Average Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

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NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

41

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Serving Investors For Generations

[Photo of John Nuveen, Sr. appears here]

A 100-Year Tradition of Quality Investments

Since 1898, Nuveen Investments has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.




                               Nuveen Investments
NUVEEN                         333 West Wacker Drive
INVESTMENTS                    Chicago, IL 60606
                               www.nuveen.com                      MSA-MS5-1102D